Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000014179
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class A
Trading Symbol	EAASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.12%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value, driven by strong client retention and the upselling of value-added services

↑ An overweight position in construction materials supplier Carlisle Companies, Inc. rose in value, driven by stable commercial roofing demand and strong pricing

↑ An out-of-Index position in off-price retailer Burlington Stores, Inc. rose in value on improved profits and increased traffic from cost-conscious shoppers

↑ An overweight position in government technology consultant CACI International, Inc. increased in value on share buybacks and improved income during the period

↓ Shares of auto parts supplier LKQ Corp., an out-of-Index position, declined in price on softer auto repair volumes during the period

↓ An overweight position in dental supplier Envista Holdings Corp. lost value due to fewer post-COVID dental visits and inflation that reduced uninsured surgeries

↓ An overweight position in audio technology firm Dolby Laboratories, Inc. fell in value due to slowing consumer demand for electronics with Dolby enhancements

↓ An out-of-Index position in trucking and logistics firm J.B. Hunt Transport Services, Inc. fell in value on softer demand and higher insurance and labor costs

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2000® Index	Russell 2500™Index
9/14	$9,475	$10,000	$10,000	$10,000
10/14	$10,035	$10,275	$10,659	$10,443
11/14	$10,294	$10,524	$10,669	$10,533
12/14	$10,220	$10,524	$10,973	$10,677
1/15	$10,071	$10,231	$10,620	$10,458
2/15	$10,741	$10,824	$11,250	$11,081
3/15	$10,834	$10,713	$11,446	$11,229
4/15	$10,733	$10,762	$11,154	$11,032
5/15	$10,912	$10,911	$11,409	$11,268
6/15	$11,145	$10,728	$11,494	$11,190
7/15	$11,434	$10,908	$11,361	$11,169
8/15	$10,807	$10,249	$10,647	$10,508
9/15	$10,422	$9,951	$10,125	$10,038
10/15	$11,167	$10,736	$10,695	$10,599
11/15	$11,465	$10,796	$11,043	$10,807
12/15	$11,186	$10,574	$10,488	$10,367
1/16	$10,617	$9,978	$9,566	$9,540
2/16	$10,805	$9,975	$9,566	$9,607
3/16	$11,553	$10,677	$10,329	$10,408
4/16	$11,670	$10,743	$10,491	$10,561
5/16	$12,014	$10,935	$10,728	$10,784
6/16	$11,934	$10,958	$10,721	$10,779
7/16	$12,122	$11,393	$11,361	$11,342
8/16	$12,206	$11,422	$11,562	$11,432
9/16	$12,117	$11,440	$11,691	$11,487
10/16	$11,591	$11,192	$11,135	$11,021
11/16	$12,202	$11,693	$12,377	$11,958
12/16	$12,412	$11,921	$12,723	$12,190
1/17	$12,412	$12,145	$12,774	$12,360
2/17	$13,037	$12,597	$13,020	$12,657
3/17	$13,061	$12,606	$13,037	$12,648
4/17	$13,198	$12,739	$13,180	$12,746
5/17	$13,364	$12,870	$12,912	$12,603
6/17	$13,711	$12,986	$13,358	$12,918
7/17	$13,940	$13,231	$13,457	$13,052
8/17	$13,755	$13,256	$13,286	$12,944
9/17	$14,184	$13,579	$14,115	$13,531
10/17	$14,677	$13,876	$14,236	$13,740
11/17	$15,395	$14,297	$14,646	$14,192
12/17	$15,443	$14,440	$14,587	$14,240
1/18	$16,106	$15,201	$14,968	$14,674
2/18	$15,499	$14,641	$14,389	$14,070
3/18	$15,605	$14,347	$14,575	$14,206
4/18	$15,600	$14,402	$14,701	$14,239
5/18	$16,035	$14,808	$15,593	$14,909
6/18	$16,172	$14,905	$15,705	$15,017
7/18	$16,724	$15,400	$15,978	$15,307
8/18	$17,469	$15,940	$16,667	$15,964
9/18	$17,444	$15,967	$16,266	$15,722
10/18	$15,722	$14,791	$14,500	$14,126
11/18	$16,244	$15,087	$14,730	$14,392
12/18	$14,583	$13,683	$12,980	$12,815
1/19	$15,714	$14,858	$14,441	$14,291
2/19	$16,606	$15,380	$15,191	$14,966
3/19	$16,889	$15,605	$14,873	$14,842
4/19	$17,770	$16,228	$15,379	$15,363
5/19	$17,199	$15,178	$14,183	$14,270
6/19	$18,396	$16,244	$15,185	$15,282
7/19	$18,798	$16,485	$15,272	$15,441
8/19	$18,744	$16,149	$14,518	$14,823
9/19	$18,891	$16,433	$14,820	$15,086
10/19	$18,652	$16,786	$15,211	$15,375
11/19	$19,277	$17,424	$15,837	$16,035
12/19	$19,558	$17,928	$16,294	$16,374
1/20	$19,295	$17,908	$15,771	$16,041
2/20	$17,381	$16,442	$14,443	$14,696
3/20	$14,213	$14,181	$11,305	$11,507
4/20	$16,133	$16,059	$12,858	$13,182
5/20	$17,299	$16,918	$13,695	$14,155
6/20	$17,364	$17,304	$14,179	$14,564
7/20	$17,912	$18,287	$14,571	$15,144
8/20	$18,764	$19,612	$15,392	$15,830
9/20	$17,906	$18,898	$14,878	$15,421
10/20	$18,046	$18,490	$15,190	$15,700
11/20	$20,431	$20,739	$17,990	$18,258
12/20	$21,701	$21,672	$19,546	$19,647
1/21	$20,976	$21,576	$20,529	$20,129
2/21	$22,253	$22,250	$21,809	$21,442
3/21	$23,516	$23,048	$22,028	$21,795
4/21	$24,971	$24,236	$22,491	$22,665
5/21	$24,996	$24,346	$22,537	$22,712
6/21	$24,747	$24,947	$22,974	$22,981
7/21	$25,069	$25,369	$22,144	$22,578
8/21	$25,300	$26,092	$22,639	$23,091
9/21	$24,135	$24,921	$21,972	$22,364
10/21	$25,648	$26,607	$22,907	$23,461
11/21	$24,708	$26,202	$21,952	$22,482
12/21	$26,458	$27,234	$22,442	$23,220
1/22	$24,565	$25,631	$20,282	$21,287
2/22	$24,669	$24,986	$20,498	$21,527
3/22	$25,199	$25,796	$20,753	$21,869
4/22	$23,790	$23,481	$18,697	$20,006
5/22	$23,924	$23,450	$18,725	$20,073
6/22	$22,210	$21,488	$17,185	$18,155
7/22	$24,073	$23,504	$18,979	$20,034
8/22	$23,455	$22,627	$18,591	$19,501
9/22	$21,576	$20,528	$16,809	$17,644
10/22	$23,447	$22,212	$18,659	$19,337
11/22	$25,057	$23,371	$19,095	$20,153
12/22	$24,070	$22,003	$17,856	$18,954
1/23	$25,555	$23,518	$19,596	$20,850
2/23	$24,604	$22,968	$19,265	$20,360
3/23	$24,287	$23,583	$18,345	$19,597
4/23	$24,262	$23,834	$18,015	$19,341
5/23	$23,494	$23,927	$17,849	$19,002
6/23	$25,247	$25,560	$19,300	$20,621
7/23	$26,189	$26,477	$20,480	$21,646
8/23	$25,689	$25,966	$19,455	$20,796
9/23	$24,688	$24,729	$18,310	$19,635
10/23	$23,862	$24,073	$17,061	$18,442
11/23	$25,947	$26,318	$18,606	$20,102
12/23	$27,373	$27,714	$20,879	$22,257
1/24	$27,545	$28,021	$20,067	$21,675
2/24	$28,982	$29,538	$21,201	$22,854
3/24	$29,989	$30,491	$21,960	$23,797
4/24	$28,156	$29,149	$20,415	$22,203
5/24	$29,352	$30,526	$21,439	$23,126
6/24	$29,077	$31,471	$21,241	$22,780
7/24	$30,756	$32,056	$23,399	$24,472
8/24	$31,315	$32,754	$23,049	$24,409
9/24	$31,995	$33,432	$23,210	$24,773

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	29.63%	11.11%	12.93%
Class A with 5.25% Maximum Sales Charge	22.83%	9.92%	12.32%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%
Russell 2500™Index	26.17%	10.42%	9.49%

AssetsNet	$ 15,468,578,819
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 100,031,345
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$15,468,578,819
# of Portfolio Holdings	53
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$100,031,345

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	2.4%
Short-Term Investments	4.7%
Health Care	5.5%
Materials	7.2%
Information Technology	13.4%
Consumer Discretionary	14.0%
Financials	22.7%
Industrials	28.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Carlisle Cos., Inc.	5.0%
W.R. Berkley Corp.	4.4%
GoDaddy, Inc., Class A	3.6%
CACI International, Inc., Class A	3.2%
Morningstar, Inc.	3.2%
Booz Allen Hamilton Holding Corp.	3.0%
Teleflex, Inc.	3.0%
Brown & Brown, Inc.	2.7%
Trimble, Inc.	2.7%
Markel Group, Inc.	2.6%
Total	33.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081644
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class C
Trading Symbol	ECASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	1.87%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value, driven by strong client retention and the upselling of value-added services

↑ An overweight position in construction materials supplier Carlisle Companies, Inc. rose in value, driven by stable commercial roofing demand and strong pricing

↑ An out-of-Index position in off-price retailer Burlington Stores, Inc. rose in value on improved profits and increased traffic from cost-conscious shoppers

↑ An overweight position in government technology consultant CACI International, Inc. increased in value on share buybacks and improved income during the period

↓ Shares of auto parts supplier LKQ Corp., an out-of-Index position, declined in price on softer auto repair volumes during the period

↓ An overweight position in dental supplier Envista Holdings Corp. lost value due to fewer post-COVID dental visits and inflation that reduced uninsured surgeries

↓ An overweight position in audio technology firm Dolby Laboratories, Inc. fell in value due to slowing consumer demand for electronics with Dolby enhancements

↓ An out-of-Index position in trucking and logistics firm J.B. Hunt Transport Services, Inc. fell in value on softer demand and higher insurance and labor costs

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Index	Russell 2500™Index
9/14	$10,000	$10,000	$10,000	$10,000
10/14	$10,581	$10,275	$10,659	$10,443
11/14	$10,851	$10,524	$10,669	$10,533
12/14	$10,765	$10,524	$10,973	$10,677
1/15	$10,602	$10,231	$10,620	$10,458
2/15	$11,299	$10,824	$11,250	$11,081
3/15	$11,391	$10,713	$11,446	$11,229
4/15	$11,280	$10,762	$11,154	$11,032
5/15	$11,458	$10,911	$11,409	$11,268
6/15	$11,699	$10,728	$11,494	$11,190
7/15	$11,992	$10,908	$11,361	$11,169
8/15	$11,323	$10,249	$10,647	$10,508
9/15	$10,915	$9,951	$10,125	$10,038
10/15	$11,689	$10,736	$10,695	$10,599
11/15	$11,997	$10,796	$11,043	$10,807
12/15	$11,695	$10,574	$10,488	$10,367
1/16	$11,095	$9,978	$9,566	$9,540
2/16	$11,286	$9,975	$9,566	$9,607
3/16	$12,058	$10,677	$10,329	$10,408
4/16	$12,172	$10,743	$10,491	$10,561
5/16	$12,519	$10,935	$10,728	$10,784
6/16	$12,431	$10,958	$10,721	$10,779
7/16	$12,618	$11,393	$11,361	$11,342
8/16	$12,695	$11,422	$11,562	$11,432
9/16	$12,597	$11,440	$11,691	$11,487
10/16	$12,037	$11,192	$11,135	$11,021
11/16	$12,669	$11,693	$12,377	$11,958
12/16	$12,879	$11,921	$12,723	$12,190
1/17	$12,874	$12,145	$12,774	$12,360
2/17	$13,510	$12,597	$13,020	$12,657
3/17	$13,526	$12,606	$13,037	$12,648
4/17	$13,661	$12,739	$13,180	$12,746
5/17	$13,823	$12,870	$12,912	$12,603
6/17	$14,174	$12,986	$13,358	$12,918
7/17	$14,400	$13,231	$13,457	$13,052
8/17	$14,200	$13,256	$13,286	$12,944
9/17	$14,632	$13,579	$14,115	$13,531
10/17	$15,133	$13,876	$14,236	$13,740
11/17	$15,861	$14,297	$14,646	$14,192
12/17	$15,908	$14,440	$14,587	$14,240
1/18	$16,580	$15,201	$14,968	$14,674
2/18	$15,941	$14,641	$14,389	$14,070
3/18	$16,042	$14,347	$14,575	$14,206
4/18	$16,026	$14,402	$14,701	$14,239
5/18	$16,463	$14,808	$15,593	$14,909
6/18	$16,592	$14,905	$15,705	$15,017
7/18	$17,147	$15,400	$15,978	$15,307
8/18	$17,897	$15,940	$16,667	$15,964
9/18	$17,864	$15,967	$16,266	$15,722
10/18	$16,093	$14,791	$14,500	$14,126
11/18	$16,608	$15,087	$14,730	$14,392
12/18	$14,904	$13,683	$12,980	$12,815
1/19	$16,049	$14,858	$14,441	$14,291
2/19	$16,951	$15,380	$15,191	$14,966
3/19	$17,229	$15,605	$14,873	$14,842
4/19	$18,120	$16,228	$15,379	$15,363
5/19	$17,526	$15,178	$14,183	$14,270
6/19	$18,737	$16,244	$15,185	$15,282
7/19	$19,131	$16,485	$15,272	$15,441
8/19	$19,064	$16,149	$14,518	$14,823
9/19	$19,197	$16,433	$14,820	$15,086
10/19	$18,943	$16,786	$15,211	$15,375
11/19	$19,567	$17,424	$15,837	$16,035
12/19	$19,839	$17,928	$16,294	$16,374
1/20	$19,564	$17,908	$15,771	$16,041
2/20	$17,609	$16,442	$14,443	$14,696
3/20	$14,390	$14,181	$11,305	$11,507
4/20	$16,327	$16,059	$12,858	$13,182
5/20	$17,498	$16,918	$13,695	$14,155
6/20	$17,543	$17,304	$14,179	$14,564
7/20	$18,093	$18,287	$14,571	$15,144
8/20	$18,943	$19,612	$15,392	$15,830
9/20	$18,066	$18,898	$14,878	$15,421
10/20	$18,191	$18,490	$15,190	$15,700
11/20	$20,588	$20,739	$17,990	$18,258
12/20	$21,852	$21,672	$19,546	$19,647
1/21	$21,104	$21,576	$20,529	$20,129
2/21	$22,384	$22,250	$21,809	$21,442
3/21	$23,641	$23,048	$22,028	$21,795
4/21	$25,086	$24,236	$22,491	$22,665
5/21	$25,094	$24,346	$22,537	$22,712
6/21	$24,824	$24,947	$22,974	$22,981
7/21	$25,139	$25,369	$22,144	$22,578
8/21	$25,348	$26,092	$22,639	$23,091
9/21	$24,166	$24,921	$21,972	$22,364
10/21	$25,663	$26,607	$22,907	$23,461
11/21	$24,705	$26,202	$21,952	$22,482
12/21	$26,447	$27,234	$22,442	$23,220
1/22	$24,530	$25,631	$20,282	$21,287
2/22	$24,625	$24,986	$20,498	$21,527
3/22	$25,135	$25,796	$20,753	$21,869
4/22	$23,719	$23,481	$18,697	$20,006
5/22	$23,831	$23,450	$18,725	$20,073
6/22	$22,113	$21,488	$17,185	$18,155
7/22	$23,952	$23,504	$18,979	$20,034
8/22	$23,322	$22,627	$18,591	$19,501
9/22	$21,448	$20,528	$16,809	$17,644
10/22	$23,287	$22,212	$18,659	$19,337
11/22	$24,876	$23,371	$19,095	$20,153
12/22	$23,878	$22,003	$17,856	$18,954
1/23	$25,328	$23,518	$19,596	$20,850
2/23	$24,371	$22,968	$19,265	$20,360
3/23	$24,046	$23,583	$18,345	$19,597
4/23	$24,006	$23,834	$18,015	$19,341
5/23	$23,227	$23,927	$17,849	$19,002
6/23	$24,953	$25,560	$19,300	$20,621
7/23	$25,871	$26,477	$20,480	$21,646
8/23	$25,348	$25,966	$19,455	$20,796
9/23	$24,352	$24,729	$18,310	$19,635
10/23	$23,523	$24,073	$17,061	$18,442
11/23	$25,565	$26,318	$18,606	$20,102
12/23	$26,957	$27,714	$20,879	$22,257
1/24	$27,101	$28,021	$20,067	$21,675
2/24	$28,503	$29,538	$21,201	$22,854
3/24	$29,476	$30,491	$21,960	$23,797
4/24	$27,654	$29,149	$20,415	$22,203
5/24	$28,810	$30,526	$21,439	$23,126
6/24	$28,524	$31,471	$21,241	$22,780
7/24	$30,152	$32,056	$23,399	$24,472
8/24	$30,674	$32,754	$23,049	$24,409
9/24	$31,812	$33,432	$23,210	$24,773

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	28.65%	10.28%	12.26%
Class C with 1% Maximum Deferred Sales Charge	27.65%	10.28%	12.26%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%
Russell 2500™Index	26.17%	10.42%	9.49%

AssetsNet	$ 15,468,578,819
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 100,031,345
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$15,468,578,819
# of Portfolio Holdings	53
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$100,031,345

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	2.4%
Short-Term Investments	4.7%
Health Care	5.5%
Materials	7.2%
Information Technology	13.4%
Consumer Discretionary	14.0%
Financials	22.7%
Industrials	28.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Carlisle Cos., Inc.	5.0%
W.R. Berkley Corp.	4.4%
GoDaddy, Inc., Class A	3.6%
CACI International, Inc., Class A	3.2%
Morningstar, Inc.	3.2%
Booz Allen Hamilton Holding Corp.	3.0%
Teleflex, Inc.	3.0%
Brown & Brown, Inc.	2.7%
Trimble, Inc.	2.7%
Markel Group, Inc.	2.6%
Total	33.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014180
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class I
Trading Symbol	EISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.87%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value, driven by strong client retention and the upselling of value-added services

↑ An overweight position in construction materials supplier Carlisle Companies, Inc. rose in value, driven by stable commercial roofing demand and strong pricing

↑ An out-of-Index position in off-price retailer Burlington Stores, Inc. rose in value on improved profits and increased traffic from cost-conscious shoppers

↑ An overweight position in government technology consultant CACI International, Inc. increased in value on share buybacks and improved income during the period

↓ Shares of auto parts supplier LKQ Corp., an out-of-Index position, declined in price on softer auto repair volumes during the period

↓ An overweight position in dental supplier Envista Holdings Corp. lost value due to fewer post-COVID dental visits and inflation that reduced uninsured surgeries

↓ An overweight position in audio technology firm Dolby Laboratories, Inc. fell in value due to slowing consumer demand for electronics with Dolby enhancements

↓ An out-of-Index position in trucking and logistics firm J.B. Hunt Transport Services, Inc. fell in value on softer demand and higher insurance and labor costs

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index	Russell 2500™Index
9/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
10/14	$1,059,019	$1,027,513	$1,065,919	$1,044,259
11/14	$1,086,451	$1,052,414	$1,066,875	$1,053,325
12/14	$1,079,217	$1,052,402	$1,097,281	$1,067,667
1/15	$1,063,371	$1,023,112	$1,061,985	$1,045,793
2/15	$1,134,463	$1,082,351	$1,125,032	$1,108,143
3/15	$1,144,313	$1,071,348	$1,144,631	$1,122,853
4/15	$1,134,030	$1,076,194	$1,115,440	$1,103,185
5/15	$1,153,291	$1,091,079	$1,140,905	$1,126,833
6/15	$1,178,120	$1,072,825	$1,149,449	$1,119,008
7/15	$1,208,940	$1,090,768	$1,136,090	$1,116,930
8/15	$1,142,980	$1,024,919	$1,064,697	$1,050,796
9/15	$1,102,291	$995,053	$1,012,460	$1,003,787
10/15	$1,181,086	$1,073,648	$1,069,502	$1,059,884
11/15	$1,213,198	$1,079,600	$1,104,292	$1,080,701
12/15	$1,184,292	$1,057,440	$1,048,846	$1,036,691
1/16	$1,123,973	$997,774	$956,616	$954,029
2/16	$1,144,066	$997,453	$956,573	$960,730
3/16	$1,223,562	$1,067,679	$1,032,919	$1,040,762
4/16	$1,236,345	$1,074,296	$1,049,130	$1,056,112
5/16	$1,272,899	$1,093,516	$1,072,762	$1,078,377
6/16	$1,264,684	$1,095,764	$1,072,085	$1,077,945
7/16	$1,284,781	$1,139,252	$1,136,096	$1,134,162
8/16	$1,293,924	$1,142,158	$1,156,187	$1,143,207
9/16	$1,284,796	$1,143,953	$1,169,065	$1,148,687
10/16	$1,229,058	$1,119,203	$1,113,487	$1,102,064
11/16	$1,294,405	$1,169,290	$1,237,655	$1,195,817
12/16	$1,317,092	$1,192,107	$1,272,333	$1,219,034
1/17	$1,317,105	$1,214,544	$1,277,352	$1,235,951
2/17	$1,383,802	$1,259,715	$1,302,003	$1,265,725
3/17	$1,386,626	$1,260,572	$1,303,707	$1,264,826
4/17	$1,401,269	$1,273,934	$1,318,004	$1,274,585
5/17	$1,419,731	$1,286,971	$1,291,191	$1,260,336
6/17	$1,456,614	$1,298,586	$1,335,825	$1,291,824
7/17	$1,481,228	$1,323,070	$1,345,750	$1,305,201
8/17	$1,461,815	$1,325,620	$1,328,629	$1,294,369
9/17	$1,507,690	$1,357,949	$1,411,547	$1,353,075
10/17	$1,560,676	$1,387,582	$1,423,580	$1,374,046
11/17	$1,636,816	$1,429,716	$1,464,606	$1,419,186
12/17	$1,642,865	$1,444,006	$1,458,695	$1,423,962
1/18	$1,713,739	$1,520,120	$1,496,817	$1,467,392
2/18	$1,649,244	$1,464,089	$1,438,858	$1,407,050
3/18	$1,660,952	$1,434,699	$1,457,468	$1,420,556
4/18	$1,660,459	$1,440,152	$1,470,068	$1,423,921
5/18	$1,707,399	$1,480,808	$1,559,302	$1,490,879
6/18	$1,722,571	$1,490,492	$1,570,475	$1,501,652
7/18	$1,781,727	$1,539,955	$1,597,846	$1,530,706
8/18	$1,860,925	$1,594,035	$1,666,729	$1,596,362
9/18	$1,858,942	$1,596,674	$1,626,641	$1,572,176
10/18	$1,675,636	$1,479,106	$1,449,961	$1,412,563
11/18	$1,731,388	$1,508,731	$1,473,008	$1,439,242
12/18	$1,554,946	$1,368,314	$1,298,035	$1,281,536
1/19	$1,675,865	$1,485,762	$1,444,062	$1,429,077
2/19	$1,771,245	$1,538,015	$1,519,136	$1,496,570
3/19	$1,801,995	$1,560,473	$1,487,341	$1,484,244
4/19	$1,896,355	$1,622,785	$1,537,867	$1,536,254
5/19	$1,835,913	$1,517,772	$1,418,263	$1,426,954
6/19	$1,964,149	$1,624,375	$1,518,502	$1,528,191
7/19	$2,007,393	$1,648,522	$1,527,245	$1,544,087
8/19	$2,002,159	$1,614,916	$1,451,838	$1,482,317
9/19	$2,017,805	$1,643,259	$1,482,046	$1,508,595
10/19	$1,992,776	$1,678,633	$1,521,078	$1,537,475
11/19	$2,059,981	$1,742,441	$1,583,692	$1,603,462
12/19	$2,090,413	$1,792,752	$1,629,357	$1,637,369
1/20	$2,063,164	$1,790,794	$1,577,101	$1,604,124
2/20	$1,858,987	$1,644,176	$1,444,338	$1,469,615
3/20	$1,520,220	$1,418,072	$1,130,534	$1,150,713
4/20	$1,726,039	$1,605,882	$1,285,818	$1,318,153
5/20	$1,851,202	$1,691,762	$1,369,492	$1,415,517
6/20	$1,857,873	$1,730,439	$1,417,900	$1,456,398
7/20	$1,917,384	$1,828,699	$1,457,145	$1,514,431
8/20	$2,009,183	$1,961,178	$1,539,245	$1,582,997
9/20	$1,917,923	$1,889,770	$1,487,830	$1,542,070
10/20	$1,932,920	$1,848,982	$1,518,990	$1,569,996
11/20	$2,189,199	$2,073,917	$1,798,978	$1,825,755
12/20	$2,325,325	$2,167,218	$1,954,590	$1,964,732
1/21	$2,248,015	$2,157,579	$2,052,950	$2,012,875
2/21	$2,385,974	$2,225,019	$2,180,900	$2,144,191
3/21	$2,522,079	$2,304,770	$2,202,805	$2,179,457
4/21	$2,678,605	$2,423,579	$2,249,061	$2,266,527
5/21	$2,681,734	$2,434,642	$2,253,698	$2,271,221
6/21	$2,655,128	$2,494,678	$2,297,362	$2,298,066
7/21	$2,690,370	$2,536,865	$2,214,407	$2,257,812
8/21	$2,715,734	$2,609,210	$2,263,940	$2,309,063
9/21	$2,590,773	$2,492,141	$2,197,188	$2,236,438
10/21	$2,754,088	$2,660,670	$2,290,655	$2,346,096
11/21	$2,653,253	$2,620,172	$2,195,204	$2,248,221
12/21	$2,842,684	$2,723,350	$2,244,241	$2,321,961
1/22	$2,639,340	$2,563,119	$2,028,180	$2,128,693
2/22	$2,651,058	$2,498,556	$2,049,831	$2,152,668
3/22	$2,708,270	$2,579,600	$2,075,343	$2,186,894
4/22	$2,558,002	$2,348,100	$1,869,657	$2,000,565
5/22	$2,572,478	$2,344,952	$1,872,483	$2,007,319
6/22	$2,389,123	$2,148,777	$1,718,484	$1,815,537
7/22	$2,589,710	$2,350,370	$1,897,898	$2,003,386
8/22	$2,523,537	$2,262,656	$1,859,062	$1,950,135
9/22	$2,322,261	$2,052,842	$1,680,898	$1,764,382
10/22	$2,524,226	$2,221,188	$1,865,946	$1,933,662
11/22	$2,698,620	$2,337,125	$1,909,531	$2,015,295
12/22	$2,592,169	$2,200,278	$1,785,598	$1,895,435
1/23	$2,753,042	$2,351,818	$1,959,633	$2,084,950
2/23	$2,650,599	$2,296,849	$1,926,533	$2,036,017
3/23	$2,617,211	$2,358,265	$1,834,484	$1,959,696
4/23	$2,614,934	$2,383,391	$1,801,503	$1,934,130
5/23	$2,532,980	$2,392,664	$1,784,861	$1,900,217
6/23	$2,721,929	$2,556,048	$1,929,974	$2,062,089
7/23	$2,825,131	$2,647,674	$2,047,998	$2,164,609
8/23	$2,770,495	$2,596,564	$1,945,541	$2,079,622
9/23	$2,663,499	$2,472,879	$1,831,002	$1,963,479
10/23	$2,574,716	$2,407,326	$1,706,130	$1,844,222
11/23	$2,800,848	$2,631,805	$1,860,551	$2,010,237
12/23	$2,955,251	$2,771,401	$2,087,880	$2,225,682
1/24	$2,974,765	$2,802,116	$2,006,675	$2,167,467
2/24	$3,130,099	$2,953,796	$2,120,136	$2,285,368
3/24	$3,240,160	$3,049,077	$2,196,034	$2,379,687
4/24	$3,042,675	$2,914,913	$2,041,472	$2,220,266
5/24	$3,172,250	$3,052,634	$2,143,887	$2,312,621
6/24	$3,142,588	$3,147,135	$2,124,055	$2,277,965
7/24	$3,325,243	$3,205,637	$2,339,857	$2,447,208
8/24	$3,386,127	$3,275,420	$2,304,905	$2,440,917
9/24	$3,461,218	$3,343,175	$2,321,014	$2,477,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	29.94%	11.38%	13.21%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%
Russell 2500™Index	26.17%	10.42%	9.49%

AssetsNet	$ 15,468,578,819
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 100,031,345
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$15,468,578,819
# of Portfolio Holdings	53
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$100,031,345

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	2.4%
Short-Term Investments	4.7%
Health Care	5.5%
Materials	7.2%
Information Technology	13.4%
Consumer Discretionary	14.0%
Financials	22.7%
Industrials	28.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Carlisle Cos., Inc.	5.0%
W.R. Berkley Corp.	4.4%
GoDaddy, Inc., Class A	3.6%
CACI International, Inc., Class A	3.2%
Morningstar, Inc.	3.2%
Booz Allen Hamilton Holding Corp.	3.0%
Teleflex, Inc.	3.0%
Brown & Brown, Inc.	2.7%
Trimble, Inc.	2.7%
Markel Group, Inc.	2.6%
Total	33.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080480
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class R
Trading Symbol	ERSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$157	1.37%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value, driven by strong client retention and the upselling of value-added services

↑ An overweight position in construction materials supplier Carlisle Companies, Inc. rose in value, driven by stable commercial roofing demand and strong pricing

↑ An out-of-Index position in off-price retailer Burlington Stores, Inc. rose in value on improved profits and increased traffic from cost-conscious shoppers

↑ An overweight position in government technology consultant CACI International, Inc. increased in value on share buybacks and improved income during the period

↓ Shares of auto parts supplier LKQ Corp., an out-of-Index position, declined in price on softer auto repair volumes during the period

↓ An overweight position in dental supplier Envista Holdings Corp. lost value due to fewer post-COVID dental visits and inflation that reduced uninsured surgeries

↓ An overweight position in audio technology firm Dolby Laboratories, Inc. fell in value due to slowing consumer demand for electronics with Dolby enhancements

↓ An out-of-Index position in trucking and logistics firm J.B. Hunt Transport Services, Inc. fell in value on softer demand and higher insurance and labor costs

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 2000® Index	Russell 2500™Index
9/14	$10,000	$10,000	$10,000	$10,000
10/14	$10,585	$10,275	$10,659	$10,443
11/14	$10,857	$10,524	$10,669	$10,533
12/14	$10,778	$10,524	$10,973	$10,677
1/15	$10,614	$10,231	$10,620	$10,458
2/15	$11,321	$10,824	$11,250	$11,081
3/15	$11,415	$10,713	$11,446	$11,229
4/15	$11,307	$10,762	$11,154	$11,032
5/15	$11,494	$10,911	$11,409	$11,268
6/15	$11,738	$10,728	$11,494	$11,190
7/15	$12,042	$10,908	$11,361	$11,169
8/15	$11,377	$10,249	$10,647	$10,508
9/15	$10,970	$9,951	$10,125	$10,038
10/15	$11,747	$10,736	$10,695	$10,599
11/15	$12,061	$10,796	$11,043	$10,807
12/15	$11,768	$10,574	$10,488	$10,367
1/16	$11,164	$9,978	$9,566	$9,540
2/16	$11,360	$9,975	$9,566	$9,607
3/16	$12,145	$10,677	$10,329	$10,408
4/16	$12,266	$10,743	$10,491	$10,561
5/16	$12,623	$10,935	$10,728	$10,784
6/16	$12,538	$10,958	$10,721	$10,779
7/16	$12,729	$11,393	$11,361	$11,342
8/16	$12,814	$11,422	$11,562	$11,432
9/16	$12,724	$11,440	$11,691	$11,487
10/16	$12,165	$11,192	$11,135	$11,021
11/16	$12,804	$11,693	$12,377	$11,958
12/16	$13,024	$11,921	$12,723	$12,190
1/17	$13,019	$12,145	$12,774	$12,360
2/17	$13,673	$12,597	$13,020	$12,657
3/17	$13,694	$12,606	$13,037	$12,648
4/17	$13,835	$12,739	$13,180	$12,746
5/17	$14,008	$12,870	$12,912	$12,603
6/17	$14,368	$12,986	$13,358	$12,918
7/17	$14,603	$13,231	$13,457	$13,052
8/17	$14,410	$13,256	$13,286	$12,944
9/17	$14,854	$13,579	$14,115	$13,531
10/17	$15,367	$13,876	$14,236	$13,740
11/17	$16,114	$14,297	$14,646	$14,192
12/17	$16,165	$14,440	$14,587	$14,240
1/18	$16,854	$15,201	$14,968	$14,674
2/18	$16,214	$14,641	$14,389	$14,070
3/18	$16,322	$14,347	$14,575	$14,206
4/18	$16,312	$14,402	$14,701	$14,239
5/18	$16,762	$14,808	$15,593	$14,909
6/18	$16,903	$14,905	$15,705	$15,017
7/18	$17,479	$15,400	$15,978	$15,307
8/18	$18,249	$15,940	$16,667	$15,964
9/18	$18,222	$15,967	$16,266	$15,722
10/18	$16,420	$14,791	$14,500	$14,126
11/18	$16,958	$15,087	$14,730	$14,392
12/18	$15,220	$13,683	$12,980	$12,815
1/19	$16,400	$14,858	$14,441	$14,291
2/19	$17,328	$15,380	$15,191	$14,966
3/19	$17,620	$15,605	$14,873	$14,842
4/19	$18,537	$16,228	$15,379	$15,363
5/19	$17,936	$15,178	$14,183	$14,270
6/19	$19,179	$16,244	$15,185	$15,282
7/19	$19,593	$16,485	$15,272	$15,441
8/19	$19,535	$16,149	$14,518	$14,823
9/19	$19,680	$16,433	$14,820	$15,086
10/19	$19,430	$16,786	$15,211	$15,375
11/19	$20,078	$17,424	$15,837	$16,035
12/19	$20,363	$17,928	$16,294	$16,374
1/20	$20,087	$17,908	$15,771	$16,041
2/20	$18,092	$16,442	$14,443	$14,696
3/20	$14,784	$14,181	$11,305	$11,507
4/20	$16,780	$16,059	$12,858	$13,182
5/20	$17,991	$16,918	$13,695	$14,155
6/20	$18,054	$17,304	$14,179	$14,564
7/20	$18,625	$18,287	$14,571	$15,144
8/20	$19,504	$19,612	$15,392	$15,830
9/20	$18,612	$18,898	$14,878	$15,421
10/20	$18,750	$18,490	$15,190	$15,700
11/20	$21,227	$20,739	$17,990	$18,258
12/20	$22,542	$21,672	$19,546	$19,647
1/21	$21,782	$21,576	$20,529	$20,129
2/21	$23,104	$22,250	$21,809	$21,442
3/21	$24,412	$23,048	$22,028	$21,795
4/21	$25,912	$24,236	$22,491	$22,665
5/21	$25,934	$24,346	$22,537	$22,712
6/21	$25,670	$24,947	$22,974	$22,981
7/21	$25,997	$25,369	$22,144	$22,578
8/21	$26,232	$26,092	$22,639	$23,091
9/21	$25,016	$24,921	$21,972	$22,364
10/21	$26,580	$26,607	$22,907	$23,461
11/21	$25,599	$26,202	$21,952	$22,482
12/21	$27,412	$27,234	$22,442	$23,220
1/22	$25,444	$25,631	$20,282	$21,287
2/22	$25,541	$24,986	$20,498	$21,527
3/22	$26,092	$25,796	$20,753	$21,869
4/22	$24,626	$23,481	$18,697	$20,006
5/22	$24,755	$23,450	$18,725	$20,073
6/22	$22,982	$21,488	$17,185	$18,155
7/22	$24,901	$23,504	$18,979	$20,034
8/22	$24,253	$22,627	$18,591	$19,501
9/22	$22,310	$20,528	$16,809	$17,644
10/22	$24,245	$22,212	$18,659	$19,337
11/22	$25,905	$23,371	$19,095	$20,153
12/22	$24,873	$22,003	$17,856	$18,954
1/23	$26,406	$23,518	$19,596	$20,850
2/23	$25,411	$22,968	$19,265	$20,360
3/23	$25,083	$23,583	$18,345	$19,597
4/23	$25,047	$23,834	$18,015	$19,341
5/23	$24,253	$23,927	$17,849	$19,002
6/23	$26,059	$25,560	$19,300	$20,621
7/23	$27,026	$26,477	$20,480	$21,646
8/23	$26,497	$25,966	$19,455	$20,796
9/23	$25,466	$24,729	$18,310	$19,635
10/23	$24,609	$24,073	$17,061	$18,442
11/23	$26,752	$26,318	$18,606	$20,102
12/23	$28,223	$27,714	$20,879	$22,257
1/24	$28,383	$28,021	$20,067	$21,675
2/24	$29,863	$29,538	$21,201	$22,854
3/24	$30,900	$30,491	$21,960	$23,797
4/24	$28,996	$29,149	$20,415	$22,203
5/24	$30,231	$30,526	$21,439	$23,126
6/24	$29,929	$31,471	$21,241	$22,780
7/24	$31,654	$32,056	$23,399	$24,472
8/24	$32,229	$32,754	$23,049	$24,409
9/24	$32,928	$33,432	$23,210	$24,773

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	29.30%	10.83%	12.65%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%
Russell 2500™Index	26.17%	10.42%	9.49%

AssetsNet	$ 15,468,578,819
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 100,031,345
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$15,468,578,819
# of Portfolio Holdings	53
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$100,031,345

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	2.4%
Short-Term Investments	4.7%
Health Care	5.5%
Materials	7.2%
Information Technology	13.4%
Consumer Discretionary	14.0%
Financials	22.7%
Industrials	28.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Carlisle Cos., Inc.	5.0%
W.R. Berkley Corp.	4.4%
GoDaddy, Inc., Class A	3.6%
CACI International, Inc., Class A	3.2%
Morningstar, Inc.	3.2%
Booz Allen Hamilton Holding Corp.	3.0%
Teleflex, Inc.	3.0%
Brown & Brown, Inc.	2.7%
Trimble, Inc.	2.7%
Markel Group, Inc.	2.6%
Total	33.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000142448
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class R6
Trading Symbol	ERASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$93	0.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value, driven by strong client retention and the upselling of value-added services

↑ An overweight position in construction materials supplier Carlisle Companies, Inc. rose in value, driven by stable commercial roofing demand and strong pricing

↑ An out-of-Index position in off-price retailer Burlington Stores, Inc. rose in value on improved profits and increased traffic from cost-conscious shoppers

↑ An overweight position in government technology consultant CACI International, Inc. increased in value on share buybacks and improved income during the period

↓ Shares of auto parts supplier LKQ Corp., an out-of-Index position, declined in price on softer auto repair volumes during the period

↓ An overweight position in dental supplier Envista Holdings Corp. lost value due to fewer post-COVID dental visits and inflation that reduced uninsured surgeries

↓ An overweight position in audio technology firm Dolby Laboratories, Inc. fell in value due to slowing consumer demand for electronics with Dolby enhancements

↓ An out-of-Index position in trucking and logistics firm J.B. Hunt Transport Services, Inc. fell in value on softer demand and higher insurance and labor costs

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index	Russell 2500™Index
9/14	$5,000,000	$5,000,000	$5,000,000	$5,000,000
10/14	$5,297,050	$5,137,566	$5,329,596	$5,221,296
11/14	$5,434,150	$5,262,069	$5,334,373	$5,266,626
12/14	$5,397,997	$5,262,010	$5,486,403	$5,338,334
1/15	$5,318,804	$5,115,560	$5,309,927	$5,228,963
2/15	$5,674,104	$5,411,756	$5,625,158	$5,540,713
3/15	$5,725,473	$5,356,740	$5,723,155	$5,614,264
4/15	$5,674,077	$5,380,970	$5,577,199	$5,515,926
5/15	$5,770,452	$5,455,396	$5,704,527	$5,634,163
6/15	$5,896,736	$5,364,125	$5,747,245	$5,595,042
7/15	$6,050,903	$5,453,842	$5,680,451	$5,584,648
8/15	$5,719,111	$5,124,596	$5,323,487	$5,253,982
9/15	$5,517,893	$4,975,266	$5,062,300	$5,018,936
10/15	$5,911,759	$5,368,239	$5,347,511	$5,299,419
11/15	$6,074,488	$5,397,998	$5,521,460	$5,403,503
12/15	$5,927,864	$5,287,202	$5,244,228	$5,183,454
1/16	$5,628,760	$4,988,870	$4,783,079	$4,770,143
2/16	$5,729,239	$4,987,263	$4,782,865	$4,803,650
3/16	$6,128,922	$5,338,397	$5,164,594	$5,203,808
4/16	$6,190,606	$5,371,482	$5,245,650	$5,280,558
5/16	$6,375,612	$5,467,580	$5,363,808	$5,391,886
6/16	$6,334,576	$5,478,822	$5,360,426	$5,389,726
7/16	$6,435,048	$5,696,260	$5,680,480	$5,670,811
8/16	$6,482,973	$5,710,790	$5,780,934	$5,716,035
9/16	$6,437,362	$5,719,767	$5,845,324	$5,743,437
10/16	$6,158,842	$5,596,017	$5,567,437	$5,510,321
11/16	$6,487,638	$5,846,451	$6,188,274	$5,979,086
12/16	$6,601,106	$5,960,533	$6,361,667	$6,095,170
1/17	$6,601,144	$6,072,722	$6,386,760	$6,179,753
2/17	$6,936,795	$6,298,576	$6,510,017	$6,328,623
3/17	$6,951,067	$6,302,861	$6,518,536	$6,324,131
4/17	$7,024,328	$6,369,670	$6,590,021	$6,372,924
5/17	$7,116,425	$6,434,857	$6,455,954	$6,301,678
6/17	$7,303,237	$6,492,928	$6,679,125	$6,459,120
7/17	$7,426,034	$6,615,352	$6,728,748	$6,526,004
8/17	$7,331,527	$6,628,098	$6,643,145	$6,471,847
9/17	$7,560,722	$6,789,743	$7,057,736	$6,765,373
10/17	$7,825,488	$6,937,910	$7,117,899	$6,870,231
11/17	$8,210,639	$7,148,580	$7,323,032	$7,095,932
12/17	$8,240,721	$7,220,030	$7,293,476	$7,119,812
1/18	$8,597,194	$7,600,601	$7,484,085	$7,336,958
2/18	$8,272,331	$7,320,446	$7,194,289	$7,035,248
3/18	$8,333,488	$7,173,495	$7,287,338	$7,102,779
4/18	$8,330,954	$7,200,759	$7,350,339	$7,119,606
5/18	$8,567,889	$7,404,039	$7,796,509	$7,454,394
6/18	$8,643,521	$7,452,460	$7,852,377	$7,508,261
7/18	$8,941,625	$7,699,777	$7,989,232	$7,653,530
8/18	$9,339,756	$7,970,176	$8,333,647	$7,981,811
9/18	$9,330,120	$7,983,369	$8,133,204	$7,860,878
10/18	$8,411,759	$7,395,532	$7,249,804	$7,062,813
11/18	$8,692,638	$7,543,654	$7,365,039	$7,196,209
12/18	$7,806,171	$6,841,571	$6,490,176	$6,407,680
1/19	$8,415,567	$7,428,810	$7,220,311	$7,145,386
2/19	$8,894,787	$7,690,075	$7,595,679	$7,482,851
3/19	$9,051,018	$7,802,364	$7,436,707	$7,421,219
4/19	$9,525,020	$8,113,927	$7,689,336	$7,681,269
5/19	$9,222,853	$7,588,860	$7,091,316	$7,134,771
6/19	$9,866,132	$8,121,876	$7,592,511	$7,640,953
7/19	$10,084,787	$8,242,608	$7,636,223	$7,720,435
8/19	$10,058,835	$8,074,580	$7,259,191	$7,411,583
9/19	$10,137,101	$8,216,296	$7,410,229	$7,542,975
10/19	$10,014,666	$8,393,167	$7,605,388	$7,687,376
11/19	$10,353,159	$8,712,206	$7,918,462	$8,017,310
12/19	$10,506,517	$8,963,761	$8,146,787	$8,186,843
1/20	$10,367,494	$8,953,970	$7,885,507	$8,020,619
2/20	$9,341,643	$8,220,879	$7,221,688	$7,348,076
3/20	$7,640,154	$7,090,362	$5,652,669	$5,753,564
4/20	$8,674,387	$8,029,411	$6,429,088	$6,590,765
5/20	$9,305,422	$8,458,811	$6,847,459	$7,077,583
6/20	$9,341,720	$8,652,195	$7,089,499	$7,281,988
7/20	$9,642,021	$9,143,496	$7,285,725	$7,572,155
8/20	$10,103,526	$9,805,891	$7,696,227	$7,914,987
9/20	$9,644,820	$9,448,848	$7,439,148	$7,710,349
10/20	$9,722,752	$9,244,912	$7,594,952	$7,849,981
11/20	$11,012,023	$10,369,585	$8,994,890	$9,128,774
12/20	$11,697,807	$10,836,092	$9,772,952	$9,823,659
1/21	$11,308,455	$10,787,894	$10,264,749	$10,064,377
2/21	$12,003,469	$11,125,094	$10,904,501	$10,720,953
3/21	$12,686,279	$11,523,849	$11,014,023	$10,897,283
4/21	$13,474,370	$12,117,894	$11,245,305	$11,332,633
5/21	$13,493,191	$12,173,212	$11,268,489	$11,356,103
6/21	$13,360,320	$12,473,390	$11,486,810	$11,490,330
7/21	$13,539,684	$12,684,323	$11,072,036	$11,289,060
8/21	$13,669,458	$13,046,052	$11,319,699	$11,545,314
9/21	$13,039,130	$12,460,703	$10,985,940	$11,182,190
10/21	$13,861,028	$13,303,352	$11,453,275	$11,730,479
11/21	$13,357,384	$13,100,858	$10,976,020	$11,241,107
12/21	$14,310,126	$13,616,752	$11,221,206	$11,609,806
1/22	$13,285,026	$12,815,595	$10,140,899	$10,643,466
2/22	$13,343,505	$12,492,779	$10,249,153	$10,763,339
3/22	$13,635,899	$12,897,998	$10,376,715	$10,934,471
4/22	$12,879,114	$11,740,502	$9,348,286	$10,002,826
5/22	$12,951,352	$11,724,761	$9,362,413	$10,036,596
6/22	$12,029,450	$10,743,883	$8,592,420	$9,077,685
7/22	$13,040,791	$11,751,852	$9,489,492	$10,016,931
8/22	$12,710,557	$11,313,282	$9,295,311	$9,750,676
9/22	$11,695,776	$10,264,211	$8,404,490	$8,821,911
10/22	$12,713,997	$11,105,938	$9,329,732	$9,668,310
11/22	$13,591,180	$11,685,626	$9,547,654	$10,076,473
12/22	$13,056,828	$11,001,392	$8,927,989	$9,477,175
1/23	$13,866,495	$11,759,088	$9,798,165	$10,424,752
2/23	$13,351,940	$11,484,246	$9,632,665	$10,180,087
3/23	$13,185,467	$11,791,325	$9,172,418	$9,798,481
4/23	$13,174,116	$11,916,954	$9,007,513	$9,670,649
5/23	$12,761,716	$11,963,320	$8,924,307	$9,501,083
6/23	$13,715,155	$12,780,241	$9,649,868	$10,310,446
7/23	$14,233,494	$13,238,371	$10,239,992	$10,823,045
8/23	$13,961,082	$12,982,821	$9,727,703	$10,398,110
9/23	$13,423,826	$12,364,394	$9,155,012	$9,817,393
10/23	$12,977,375	$12,036,630	$8,530,650	$9,221,110
11/23	$14,116,205	$13,159,025	$9,302,756	$10,051,187
12/23	$14,895,146	$13,857,005	$10,439,400	$11,128,409
1/24	$14,992,475	$14,010,578	$10,033,375	$10,837,337
2/24	$15,778,888	$14,768,978	$10,600,679	$11,426,841
3/24	$16,331,714	$15,245,387	$10,980,172	$11,898,437
4/24	$15,338,964	$14,574,564	$10,207,359	$11,101,330
5/24	$15,996,904	$15,263,169	$10,719,434	$11,563,104
6/24	$15,845,072	$15,735,677	$10,620,275	$11,389,827
7/24	$16,767,746	$16,028,187	$11,699,286	$12,236,038
8/24	$17,075,303	$16,377,100	$11,524,524	$12,204,583
9/24	$17,450,989	$16,715,874	$11,605,069	$12,386,284

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	30.01%	11.46%	13.30%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%
Russell 2500™Index	26.17%	10.42%	9.49%

AssetsNet	$ 15,468,578,819
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 100,031,345
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$15,468,578,819
# of Portfolio Holdings	53
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$100,031,345

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	2.4%
Short-Term Investments	4.7%
Health Care	5.5%
Materials	7.2%
Information Technology	13.4%
Consumer Discretionary	14.0%
Financials	22.7%
Industrials	28.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Carlisle Cos., Inc.	5.0%
W.R. Berkley Corp.	4.4%
GoDaddy, Inc., Class A	3.6%
CACI International, Inc., Class A	3.2%
Morningstar, Inc.	3.2%
Booz Allen Hamilton Holding Corp.	3.0%
Teleflex, Inc.	3.0%
Brown & Brown, Inc.	2.7%
Trimble, Inc.	2.7%
Markel Group, Inc.	2.6%
Total	33.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014177
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class A
Trading Symbol	EAALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.01%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ Not owning Meta Platforms, Inc. ― Facebook’s parent ― hampered relative performance as Meta’s stock price rose on strong advertising revenue and user growth

↓ An overweight position in discount retailer Dollar General Corp. declined in value as its core customers reduced their spending amid financial challenges

↓ Though payment card network Visa, Inc.’s stock performed well on strong consumer spending, it lagged the Index and an overweight position hurt relative returns

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ Not owning Index component Apple, Inc. helped returns as demand for its iPhone 16 proved sluggish amid the company’s delayed and unclear AI business strategy

↑ Not owning Index component and health insurer UnitedHealth Group, Inc. aided returns as rising medical costs and a cyberattack weighed on its stock price

↑ An overweight position in electrical and fiber-optic hardware maker Amphenol Corp. rose in value as the company reported strong profits and revenue growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index
9/14	$9,475	$10,000	$10,000
10/14	$9,818	$10,244	$10,264
11/14	$10,017	$10,520	$10,589
12/14	$9,927	$10,493	$10,478
1/15	$9,692	$10,178	$10,318
2/15	$10,330	$10,763	$11,006
3/15	$10,061	$10,593	$10,881
4/15	$10,102	$10,695	$10,935
5/15	$10,283	$10,832	$11,089
6/15	$10,054	$10,622	$10,894
7/15	$10,303	$10,845	$11,263
8/15	$9,745	$10,191	$10,579
9/15	$9,490	$9,939	$10,317
10/15	$10,370	$10,777	$11,206
11/15	$10,323	$10,809	$11,237
12/15	$10,180	$10,638	$11,072
1/16	$9,586	$10,111	$10,454
2/16	$9,562	$10,097	$10,450
3/16	$10,163	$10,782	$11,154
4/16	$10,033	$10,824	$11,053
5/16	$10,318	$11,018	$11,267
6/16	$10,098	$11,047	$11,223
7/16	$10,570	$11,454	$11,753
8/16	$10,472	$11,470	$11,694
9/16	$10,472	$11,472	$11,737
10/16	$10,302	$11,263	$11,461
11/16	$10,432	$11,680	$11,711
12/16	$10,500	$11,911	$11,856
1/17	$10,821	$12,137	$12,255
2/17	$11,085	$12,619	$12,764
3/17	$11,189	$12,633	$12,912
4/17	$11,584	$12,763	$13,207
5/17	$12,009	$12,943	$13,551
6/17	$11,811	$13,023	$13,515
7/17	$12,018	$13,291	$13,874
8/17	$12,122	$13,332	$14,129
9/17	$12,499	$13,607	$14,312
10/17	$12,913	$13,925	$14,867
11/17	$13,253	$14,352	$15,318
12/17	$13,345	$14,511	$15,438
1/18	$14,396	$15,342	$16,531
2/18	$14,060	$14,777	$16,098
3/18	$13,920	$14,401	$15,656
4/18	$14,032	$14,456	$15,711
5/18	$14,298	$14,804	$16,400
6/18	$14,523	$14,896	$16,557
7/18	$15,181	$15,450	$17,044
8/18	$15,686	$15,953	$17,975
9/18	$15,868	$16,044	$18,076
10/18	$15,167	$14,947	$16,459
11/18	$15,574	$15,252	$16,634
12/18	$14,486	$13,875	$15,204
1/19	$15,594	$14,987	$16,571
2/19	$16,490	$15,468	$17,164
3/19	$17,158	$15,769	$17,652
4/19	$17,745	$16,407	$18,450
5/19	$17,256	$15,364	$17,284
6/19	$18,331	$16,447	$18,471
7/19	$18,592	$16,684	$18,888
8/19	$18,934	$16,419	$18,744
9/19	$18,869	$16,727	$18,746
10/19	$19,000	$17,089	$19,274
11/19	$19,521	$17,709	$20,129
12/19	$20,004	$18,244	$20,737
1/20	$20,461	$18,236	$21,200
2/20	$19,156	$16,735	$19,757
3/20	$17,393	$14,668	$17,813
4/20	$19,792	$16,549	$20,449
5/20	$21,114	$17,337	$21,822
6/20	$21,146	$17,682	$22,772
7/20	$22,451	$18,679	$24,524
8/20	$23,822	$20,021	$27,055
9/20	$23,267	$19,260	$25,782
10/20	$22,794	$18,748	$24,906
11/20	$25,029	$20,801	$27,456
12/20	$25,395	$21,600	$28,719
1/21	$24,575	$21,382	$28,506
2/21	$25,034	$21,972	$28,500
3/21	$25,953	$22,934	$28,990
4/21	$27,872	$24,158	$30,962
5/21	$27,741	$24,327	$30,534
6/21	$28,758	$24,895	$32,449
7/21	$30,530	$25,486	$33,519
8/21	$31,596	$26,261	$34,772
9/21	$29,956	$25,040	$32,824
10/21	$31,760	$26,794	$35,668
11/21	$31,465	$26,608	$35,886
12/21	$33,035	$27,801	$36,644
1/22	$30,224	$26,362	$33,499
2/22	$28,199	$25,573	$32,077
3/22	$29,354	$26,522	$33,331
4/22	$27,446	$24,209	$29,306
5/22	$27,128	$24,254	$28,625
6/22	$25,588	$22,252	$26,357
7/22	$27,948	$24,304	$29,521
8/22	$26,559	$23,312	$28,146
9/22	$24,249	$21,165	$25,409
10/22	$25,638	$22,879	$26,895
11/22	$27,345	$24,158	$28,120
12/22	$26,286	$22,766	$25,967
1/23	$27,679	$24,196	$28,132
2/23	$26,672	$23,606	$27,798
3/23	$28,048	$24,473	$29,698
4/23	$28,433	$24,855	$29,991
5/23	$28,148	$24,963	$31,358
6/23	$29,809	$26,612	$33,502
7/23	$30,748	$27,467	$34,631
8/23	$30,883	$27,030	$34,320
9/23	$29,021	$25,741	$32,453
10/23	$28,366	$25,200	$31,991
11/23	$31,621	$27,501	$35,479
12/23	$32,925	$28,750	$37,050
1/24	$33,329	$29,233	$37,974
2/24	$34,691	$30,794	$40,565
3/24	$35,028	$31,785	$41,279
4/24	$33,732	$30,487	$39,528
5/24	$34,893	$31,999	$41,894
6/24	$35,718	$33,147	$44,719
7/24	$36,542	$33,550	$43,959
8/24	$36,979	$34,364	$44,874
9/24	$37,306	$35,098	$46,145

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	28.53%	14.58%	14.67%
Class A with 5.25% Maximum Sales Charge	21.77%	13.36%	14.06%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	13.37%
Russell 1000® Growth Index	42.19%	19.72%	16.51%

AssetsNet	$ 1,219,176,048
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 7,424,694
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,219,176,048
# of Portfolio Holdings	24
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$7,424,694

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.4%
Short-Term Investments	3.4%
Real Estate	4.4%
Consumer Discretionary	4.6%
Industrials	6.8%
Communication Services	7.0%
Materials	7.9%
Health Care	16.7%
Information Technology	23.2%
Financials	24.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	8.1%
Alphabet, Inc., Class C	7.0%
Microsoft Corp.	6.4%
Danaher Corp.	6.2%
Thermo Fisher Scientific, Inc.	6.1%
Mastercard, Inc., Class A	5.5%
S&P Global, Inc.	5.1%
TJX Cos., Inc.	4.6%
American Tower Corp.	4.4%
Zoetis, Inc.	4.4%
Total	57.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000102330
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class C
Trading Symbol	EAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.76%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ Not owning Meta Platforms, Inc. ― Facebook’s parent ― hampered relative performance as Meta’s stock price rose on strong advertising revenue and user growth

↓ An overweight position in discount retailer Dollar General Corp. declined in value as its core customers reduced their spending amid financial challenges

↓ Though payment card network Visa, Inc.’s stock performed well on strong consumer spending, it lagged the Index and an overweight position hurt relative returns

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ Not owning Index component Apple, Inc. helped returns as demand for its iPhone 16 proved sluggish amid the company’s delayed and unclear AI business strategy

↑ Not owning Index component and health insurer UnitedHealth Group, Inc. aided returns as rising medical costs and a cyberattack weighed on its stock price

↑ An overweight position in electrical and fiber-optic hardware maker Amphenol Corp. rose in value as the company reported strong profits and revenue growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Russell 1000® Growth Index
9/14	$10,000	$10,000	$10,000
10/14	$10,362	$10,244	$10,264
11/14	$10,564	$10,520	$10,589
12/14	$10,465	$10,493	$10,478
1/15	$10,206	$10,178	$10,318
2/15	$10,874	$10,763	$11,006
3/15	$10,580	$10,593	$10,881
4/15	$10,623	$10,695	$10,935
5/15	$10,803	$10,832	$11,089
6/15	$10,558	$10,622	$10,894
7/15	$10,810	$10,845	$11,263
8/15	$10,221	$10,191	$10,579
9/15	$9,947	$9,939	$10,317
10/15	$10,860	$10,777	$11,206
11/15	$10,803	$10,809	$11,237
12/15	$10,651	$10,638	$11,072
1/16	$10,025	$10,111	$10,454
2/16	$9,990	$10,097	$10,450
3/16	$10,616	$10,782	$11,154
4/16	$10,468	$10,824	$11,053
5/16	$10,755	$11,018	$11,267
6/16	$10,520	$11,047	$11,223
7/16	$11,007	$11,454	$11,753
8/16	$10,903	$11,470	$11,694
9/16	$10,894	$11,472	$11,737
10/16	$10,711	$11,263	$11,461
11/16	$10,833	$11,680	$11,711
12/16	$10,906	$11,911	$11,856
1/17	$11,230	$12,137	$12,255
2/17	$11,493	$12,619	$12,764
3/17	$11,594	$12,633	$12,912
4/17	$11,999	$12,763	$13,207
5/17	$12,424	$12,943	$13,551
6/17	$12,221	$13,023	$13,515
7/17	$12,423	$13,291	$13,874
8/17	$12,525	$13,332	$14,129
9/17	$12,899	$13,607	$14,312
10/17	$13,314	$13,925	$14,867
11/17	$13,658	$14,352	$15,318
12/17	$13,752	$14,511	$15,438
1/18	$14,827	$15,342	$16,531
2/18	$14,474	$14,777	$16,098
3/18	$14,305	$14,401	$15,656
4/18	$14,428	$14,456	$15,711
5/18	$14,688	$14,804	$16,400
6/18	$14,919	$14,896	$16,557
7/18	$15,579	$15,450	$17,044
8/18	$16,085	$15,953	$17,975
9/18	$16,254	$16,044	$18,076
10/18	$15,533	$14,947	$16,459
11/18	$15,932	$15,252	$16,634
12/18	$14,816	$13,875	$15,204
1/19	$15,935	$14,987	$16,571
2/19	$16,837	$15,468	$17,164
3/19	$17,504	$15,769	$17,652
4/19	$18,118	$16,407	$18,450
5/19	$17,595	$15,364	$17,284
6/19	$18,678	$16,447	$18,471
7/19	$18,930	$16,684	$18,888
8/19	$19,273	$16,419	$18,744
9/19	$19,183	$16,727	$18,746
10/19	$19,309	$17,089	$19,274
11/19	$19,832	$17,709	$20,129
12/19	$20,313	$18,244	$20,737
1/20	$20,747	$18,236	$21,200
2/20	$19,428	$16,735	$19,757
3/20	$17,638	$14,668	$17,813
4/20	$20,042	$16,549	$20,449
5/20	$21,361	$17,337	$21,822
6/20	$21,397	$17,682	$22,772
7/20	$22,680	$18,679	$24,524
8/20	$24,054	$20,021	$27,055
9/20	$23,475	$19,260	$25,782
10/20	$22,987	$18,748	$24,906
11/20	$25,228	$20,801	$27,456
12/20	$25,579	$21,600	$28,719
1/21	$24,743	$21,382	$28,506
2/21	$25,197	$21,972	$28,500
3/21	$26,106	$22,934	$28,990
4/21	$27,997	$24,158	$30,962
5/21	$27,851	$24,327	$30,534
6/21	$28,869	$24,895	$32,449
7/21	$30,614	$25,486	$33,519
8/21	$31,669	$26,261	$34,772
9/21	$29,996	$25,040	$32,824
10/21	$31,796	$26,794	$35,668
11/21	$31,469	$26,608	$35,886
12/21	$33,027	$27,801	$36,644
1/22	$30,202	$26,362	$33,499
2/22	$28,157	$25,573	$32,077
3/22	$29,291	$26,522	$33,331
4/22	$27,377	$24,209	$29,306
5/22	$27,042	$24,254	$28,625
6/22	$25,481	$22,252	$26,357
7/22	$27,823	$24,304	$29,521
8/22	$26,429	$23,312	$28,146
9/22	$24,124	$21,165	$25,409
10/22	$25,481	$22,879	$26,895
11/22	$27,154	$24,158	$28,120
12/22	$26,089	$22,766	$25,967
1/23	$27,449	$24,196	$28,132
2/23	$26,443	$23,606	$27,798
3/23	$27,785	$24,473	$29,698
4/23	$28,139	$24,855	$29,991
5/23	$27,841	$24,963	$31,358
6/23	$29,481	$26,612	$33,502
7/23	$30,375	$27,467	$34,631
8/23	$30,506	$27,030	$34,320
9/23	$28,642	$25,741	$32,453
10/23	$27,990	$25,200	$31,991
11/23	$31,177	$27,501	$35,479
12/23	$32,442	$28,750	$37,050
1/24	$32,797	$29,233	$37,974
2/24	$34,123	$30,794	$40,565
3/24	$34,441	$31,785	$41,279
4/24	$33,152	$30,487	$39,528
5/24	$34,273	$31,999	$41,894
6/24	$35,057	$33,147	$44,719
7/24	$35,842	$33,550	$43,959
8/24	$36,253	$34,364	$44,874
9/24	$37,109	$35,098	$46,145

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	27.55%	13.74%	14.00%
Class C with 1% Maximum Deferred Sales Charge	26.55%	13.74%	14.00%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	13.37%
Russell 1000® Growth Index	42.19%	19.72%	16.51%

AssetsNet	$ 1,219,176,048
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 7,424,694
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,219,176,048
# of Portfolio Holdings	24
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$7,424,694

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.4%
Short-Term Investments	3.4%
Real Estate	4.4%
Consumer Discretionary	4.6%
Industrials	6.8%
Communication Services	7.0%
Materials	7.9%
Health Care	16.7%
Information Technology	23.2%
Financials	24.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	8.1%
Alphabet, Inc., Class C	7.0%
Microsoft Corp.	6.4%
Danaher Corp.	6.2%
Thermo Fisher Scientific, Inc.	6.1%
Mastercard, Inc., Class A	5.5%
S&P Global, Inc.	5.1%
TJX Cos., Inc.	4.6%
American Tower Corp.	4.4%
Zoetis, Inc.	4.4%
Total	57.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014178
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class I
Trading Symbol	EILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.76%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ Not owning Meta Platforms, Inc. ― Facebook’s parent ― hampered relative performance as Meta’s stock price rose on strong advertising revenue and user growth

↓ An overweight position in discount retailer Dollar General Corp. declined in value as its core customers reduced their spending amid financial challenges

↓ Though payment card network Visa, Inc.’s stock performed well on strong consumer spending, it lagged the Index and an overweight position hurt relative returns

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ Not owning Index component Apple, Inc. helped returns as demand for its iPhone 16 proved sluggish amid the company’s delayed and unclear AI business strategy

↑ Not owning Index component and health insurer UnitedHealth Group, Inc. aided returns as rising medical costs and a cyberattack weighed on its stock price

↑ An overweight position in electrical and fiber-optic hardware maker Amphenol Corp. rose in value as the company reported strong profits and revenue growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Russell 1000® Growth Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,036,729	$1,024,425	$1,026,352
11/14	$1,057,519	$1,051,977	$1,058,875
12/14	$1,048,723	$1,049,327	$1,047,843
1/15	$1,023,144	$1,017,827	$1,031,798
2/15	$1,090,852	$1,076,323	$1,100,573
3/15	$1,063,017	$1,059,301	$1,088,056
4/15	$1,067,524	$1,069,463	$1,093,505
5/15	$1,087,082	$1,083,216	$1,108,897
6/15	$1,063,006	$1,062,247	$1,089,362
7/15	$1,089,330	$1,084,502	$1,126,303
8/15	$1,030,654	$1,019,070	$1,057,904
9/15	$1,004,328	$993,855	$1,031,734
10/15	$1,097,608	$1,077,691	$1,120,572
11/15	$1,092,340	$1,080,895	$1,123,718
12/15	$1,078,101	$1,063,848	$1,107,227
1/16	$1,015,175	$1,011,055	$1,045,414
2/16	$1,013,327	$1,009,691	$1,044,968
3/16	$1,077,178	$1,078,187	$1,115,442
4/16	$1,063,301	$1,082,366	$1,105,256
5/16	$1,092,912	$1,101,804	$1,126,719
6/16	$1,069,777	$1,104,659	$1,122,294
7/16	$1,120,672	$1,145,386	$1,175,269
8/16	$1,110,487	$1,146,994	$1,169,430
9/16	$1,111,408	$1,147,211	$1,173,707
10/16	$1,092,901	$1,126,284	$1,146,145
11/16	$1,106,782	$1,167,996	$1,171,083
12/16	$1,114,633	$1,191,083	$1,185,580
1/17	$1,149,462	$1,213,674	$1,225,533
2/17	$1,176,675	$1,261,864	$1,276,436
3/17	$1,187,561	$1,263,336	$1,291,200
4/17	$1,230,013	$1,276,310	$1,320,730
5/17	$1,275,736	$1,294,271	$1,355,072
6/17	$1,255,051	$1,302,349	$1,351,502
7/17	$1,277,906	$1,329,129	$1,387,424
8/17	$1,288,793	$1,333,198	$1,412,857
9/17	$1,329,060	$1,360,699	$1,431,227
10/17	$1,372,599	$1,392,452	$1,486,683
11/17	$1,409,605	$1,435,158	$1,531,848
12/17	$1,420,416	$1,451,115	$1,543,774
1/18	$1,531,887	$1,534,197	$1,653,114
2/18	$1,496,424	$1,477,651	$1,609,767
3/18	$1,481,226	$1,440,099	$1,565,623
4/18	$1,494,737	$1,445,625	$1,571,092
5/18	$1,521,755	$1,480,438	$1,639,955
6/18	$1,547,093	$1,489,550	$1,655,746
7/18	$1,618,025	$1,544,982	$1,704,352
8/18	$1,672,069	$1,595,326	$1,797,540
9/18	$1,690,646	$1,604,406	$1,807,587
10/18	$1,616,331	$1,494,745	$1,645,940
11/18	$1,660,240	$1,525,205	$1,663,422
12/18	$1,546,256	$1,387,493	$1,520,405
1/19	$1,664,586	$1,498,681	$1,657,069
2/19	$1,758,847	$1,546,801	$1,716,358
3/19	$1,831,044	$1,576,858	$1,765,211
4/19	$1,895,220	$1,640,704	$1,844,963
5/19	$1,841,069	$1,536,441	$1,728,411
6/19	$1,957,381	$1,644,723	$1,847,112
7/19	$1,985,458	$1,668,361	$1,888,821
8/19	$2,021,556	$1,641,934	$1,874,355
9/19	$2,015,532	$1,672,655	$1,874,588
10/19	$2,031,566	$1,708,885	$1,927,436
11/19	$2,087,727	$1,770,915	$2,012,943
12/19	$2,139,539	$1,824,365	$2,073,675
1/20	$2,187,760	$1,823,650	$2,120,033
2/20	$2,049,134	$1,673,528	$1,975,655
3/20	$1,862,297	$1,466,826	$1,781,299
4/20	$2,117,436	$1,654,864	$2,044,879
5/20	$2,260,080	$1,733,682	$2,182,161
6/20	$2,264,101	$1,768,160	$2,277,183
7/20	$2,402,715	$1,867,858	$2,452,387
8/20	$2,551,377	$2,002,121	$2,705,454
9/20	$2,491,103	$1,926,047	$2,578,163
10/20	$2,440,875	$1,874,826	$2,490,604
11/20	$2,681,964	$2,080,052	$2,745,621
12/20	$2,721,016	$2,160,026	$2,871,895
1/21	$2,634,082	$2,138,219	$2,850,647
2/21	$2,684,622	$2,197,180	$2,849,987
3/21	$2,783,670	$2,293,407	$2,898,950
4/21	$2,989,883	$2,415,803	$3,096,191
5/21	$2,975,721	$2,432,676	$3,053,367
6/21	$3,086,916	$2,489,466	$3,244,928
7/21	$3,276,948	$2,548,603	$3,351,869
8/21	$3,392,177	$2,626,095	$3,477,191
9/21	$3,216,301	$2,503,956	$3,282,449
10/21	$3,412,392	$2,679,388	$3,566,759
11/21	$3,380,047	$2,660,823	$3,588,567
12/21	$3,549,345	$2,780,070	$3,664,439
1/22	$3,247,361	$2,636,210	$3,349,938
2/22	$3,030,181	$2,557,278	$3,207,655
3/22	$3,156,352	$2,652,229	$3,333,131
4/22	$2,951,583	$2,420,949	$2,930,616
5/22	$2,918,488	$2,425,391	$2,862,486
6/22	$2,753,018	$2,225,190	$2,635,745
7/22	$3,007,429	$2,430,362	$2,952,090
8/22	$2,860,574	$2,331,248	$2,814,570
9/22	$2,612,368	$2,116,543	$2,540,949
10/22	$2,761,291	$2,287,901	$2,689,464
11/22	$2,945,377	$2,415,758	$2,812,015
12/22	$2,829,870	$2,276,576	$2,596,736
1/23	$2,981,322	$2,419,622	$2,813,167
2/23	$2,875,513	$2,360,586	$2,779,757
3/23	$3,022,815	$2,447,253	$2,969,771
4/23	$3,064,309	$2,485,450	$2,999,071
5/23	$3,035,263	$2,496,254	$3,135,763
6/23	$3,215,761	$2,661,194	$3,350,204
7/23	$3,315,346	$2,746,685	$3,463,072
8/23	$3,331,943	$2,702,954	$3,431,977
9/23	$3,132,773	$2,574,083	$3,245,333
10/23	$3,062,234	$2,519,959	$3,199,128
11/23	$3,414,931	$2,750,095	$3,547,868
12/23	$3,555,807	$2,875,033	$3,704,974
1/24	$3,599,628	$2,923,346	$3,797,382
2/24	$3,747,787	$3,079,440	$4,056,467
3/24	$3,785,348	$3,178,520	$4,127,878
4/24	$3,645,537	$3,048,694	$3,952,790
5/24	$3,772,828	$3,199,863	$4,189,425
6/24	$3,862,558	$3,314,681	$4,471,925
7/24	$3,952,288	$3,355,028	$4,395,855
8/24	$4,000,283	$3,436,410	$4,487,412
9/24	$4,035,982	$3,509,802	$4,614,542

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	28.82%	14.88%	14.96%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	13.37%
Russell 1000® Growth Index	42.19%	19.72%	16.51%

AssetsNet	$ 1,219,176,048
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 7,424,694
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,219,176,048
# of Portfolio Holdings	24
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$7,424,694

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.4%
Short-Term Investments	3.4%
Real Estate	4.4%
Consumer Discretionary	4.6%
Industrials	6.8%
Communication Services	7.0%
Materials	7.9%
Health Care	16.7%
Information Technology	23.2%
Financials	24.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	8.1%
Alphabet, Inc., Class C	7.0%
Microsoft Corp.	6.4%
Danaher Corp.	6.2%
Thermo Fisher Scientific, Inc.	6.1%
Mastercard, Inc., Class A	5.5%
S&P Global, Inc.	5.1%
TJX Cos., Inc.	4.6%
American Tower Corp.	4.4%
Zoetis, Inc.	4.4%
Total	57.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000243416
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class R6
Trading Symbol	ERLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.70%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ Not owning Meta Platforms, Inc. ― Facebook’s parent ― hampered relative performance as Meta’s stock price rose on strong advertising revenue and user growth

↓ An overweight position in discount retailer Dollar General Corp. declined in value as its core customers reduced their spending amid financial challenges

↓ Though payment card network Visa, Inc.’s stock performed well on strong consumer spending, it lagged the Index and an overweight position hurt relative returns

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ Not owning Index component Apple, Inc. helped returns as demand for its iPhone 16 proved sluggish amid the company’s delayed and unclear AI business strategy

↑ Not owning Index component and health insurer UnitedHealth Group, Inc. aided returns as rising medical costs and a cyberattack weighed on its stock price

↑ An overweight position in electrical and fiber-optic hardware maker Amphenol Corp. rose in value as the company reported strong profits and revenue growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	Russell 1000® Growth Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,183,645	$5,122,126	$5,131,758
11/14	$5,287,595	$5,259,884	$5,294,375
12/14	$5,243,613	$5,246,634	$5,239,217
1/15	$5,115,720	$5,089,134	$5,158,990
2/15	$5,454,260	$5,381,614	$5,502,864
3/15	$5,315,083	$5,296,507	$5,440,280
4/15	$5,337,652	$5,347,317	$5,467,525
5/15	$5,435,453	$5,416,080	$5,544,486
6/15	$5,315,083	$5,311,235	$5,446,811
7/15	$5,446,737	$5,422,512	$5,631,517
8/15	$5,153,336	$5,095,351	$5,289,522
9/15	$5,021,681	$4,969,274	$5,158,671
10/15	$5,488,114	$5,388,453	$5,602,862
11/15	$5,461,784	$5,404,477	$5,618,589
12/15	$5,390,575	$5,319,238	$5,536,137
1/16	$5,075,932	$5,055,275	$5,227,069
2/16	$5,066,677	$5,048,455	$5,224,839
3/16	$5,385,947	$5,390,933	$5,577,209
4/16	$5,316,541	$5,411,832	$5,526,280
5/16	$5,464,608	$5,509,018	$5,633,597
6/16	$5,348,931	$5,523,293	$5,611,471
7/16	$5,603,421	$5,726,930	$5,876,344
8/16	$5,552,523	$5,734,970	$5,847,148
9/16	$5,557,150	$5,736,055	$5,868,537
10/16	$5,464,608	$5,631,422	$5,730,726
11/16	$5,534,015	$5,839,981	$5,855,417
12/16	$5,573,235	$5,955,415	$5,927,901
1/17	$5,747,399	$6,068,368	$6,127,663
2/17	$5,883,464	$6,309,318	$6,382,180
3/17	$5,937,890	$6,316,678	$6,455,998
4/17	$6,150,152	$6,381,550	$6,603,648
5/17	$6,378,742	$6,471,356	$6,775,360
6/17	$6,275,332	$6,511,747	$6,757,510
7/17	$6,389,627	$6,645,646	$6,937,120
8/17	$6,444,053	$6,665,990	$7,064,286
9/17	$6,645,430	$6,803,497	$7,156,136
10/17	$6,863,135	$6,962,259	$7,433,416
11/17	$7,048,183	$7,175,790	$7,659,242
12/17	$7,102,217	$7,255,575	$7,718,870
1/18	$7,659,585	$7,670,986	$8,265,568
2/18	$7,482,240	$7,388,255	$8,048,837
3/18	$7,406,236	$7,200,496	$7,828,113
4/18	$7,473,795	$7,228,124	$7,855,461
5/18	$7,608,915	$7,402,192	$8,199,777
6/18	$7,735,589	$7,447,752	$8,278,728
7/18	$8,090,278	$7,724,910	$8,521,762
8/18	$8,360,517	$7,976,628	$8,987,701
9/18	$8,453,411	$8,022,031	$9,037,933
10/18	$8,081,833	$7,473,724	$8,229,699
11/18	$8,301,402	$7,626,026	$8,317,112
12/18	$7,731,553	$6,937,466	$7,602,027
1/19	$8,323,203	$7,493,405	$8,285,344
2/19	$8,794,517	$7,734,005	$8,581,792
3/19	$9,155,523	$7,884,290	$8,826,056
4/19	$9,476,418	$8,203,522	$9,224,816
5/19	$9,205,663	$7,682,204	$8,642,053
6/19	$9,787,284	$8,223,617	$9,235,560
7/19	$9,927,676	$8,341,807	$9,444,107
8/19	$10,108,179	$8,209,670	$9,371,777
9/19	$10,078,095	$8,363,277	$9,372,940
10/19	$10,158,319	$8,544,423	$9,637,179
11/19	$10,439,101	$8,854,576	$10,064,714
12/19	$10,698,319	$9,121,825	$10,368,377
1/20	$10,939,407	$9,118,249	$10,600,164
2/20	$10,246,277	$8,367,642	$9,878,274
3/20	$9,312,058	$7,334,131	$8,906,493
4/20	$10,587,820	$8,274,320	$10,224,397
5/20	$11,301,041	$8,668,410	$10,910,804
6/20	$11,321,132	$8,840,801	$11,385,915
7/20	$12,014,262	$9,339,290	$12,261,937
8/20	$12,757,619	$10,010,603	$13,527,272
9/20	$12,456,258	$9,630,234	$12,890,815
10/20	$12,205,124	$9,374,129	$12,453,019
11/20	$13,410,568	$10,400,259	$13,728,106
12/20	$13,605,852	$10,800,130	$14,359,477
1/21	$13,171,193	$10,691,094	$14,253,233
2/21	$13,423,902	$10,985,900	$14,249,934
3/21	$13,919,211	$11,467,035	$14,494,752
4/21	$14,950,264	$12,079,016	$15,480,955
5/21	$14,879,505	$12,163,381	$15,266,833
6/21	$15,435,465	$12,447,332	$16,224,640
7/21	$16,385,651	$12,743,017	$16,759,344
8/21	$16,961,827	$13,130,477	$17,385,957
9/21	$16,082,400	$12,519,782	$16,412,243
10/21	$17,062,911	$13,396,940	$17,833,797
11/21	$16,901,177	$13,304,113	$17,942,834
12/21	$17,747,714	$13,900,352	$18,322,196
1/22	$16,237,710	$13,181,050	$16,749,692
2/22	$15,151,749	$12,786,390	$16,038,274
3/22	$15,782,641	$13,261,143	$16,665,654
4/22	$14,758,734	$12,104,747	$14,653,081
5/22	$14,593,254	$12,126,954	$14,312,432
6/22	$13,765,855	$11,125,950	$13,178,725
7/22	$15,037,982	$12,151,812	$14,760,449
8/22	$14,303,665	$11,656,238	$14,072,849
9/22	$13,062,566	$10,582,715	$12,704,746
10/22	$13,807,225	$11,439,506	$13,447,319
11/22	$14,727,707	$12,078,791	$14,060,073
12/22	$14,150,135	$11,382,878	$12,983,680
1/23	$14,907,437	$12,098,109	$14,065,837
2/23	$14,378,363	$11,802,928	$13,898,787
3/23	$15,114,917	$12,236,263	$14,848,854
4/23	$15,322,397	$12,427,252	$14,995,354
5/23	$15,177,161	$12,481,269	$15,678,817
6/23	$16,079,699	$13,305,972	$16,751,022
7/23	$16,588,025	$13,733,426	$17,315,359
8/23	$16,671,017	$13,514,769	$17,159,887
9/23	$15,664,739	$12,870,413	$16,226,666
10/23	$15,322,397	$12,599,793	$15,995,638
11/23	$17,075,603	$13,750,474	$17,739,340
12/23	$17,784,379	$14,375,166	$18,524,872
1/24	$18,003,553	$14,616,731	$18,986,912
2/24	$18,744,568	$15,397,200	$20,282,333
3/24	$18,932,432	$15,892,598	$20,639,388
4/24	$18,243,600	$15,243,472	$19,763,952
5/24	$18,869,810	$15,999,315	$20,947,124
6/24	$19,329,032	$16,573,404	$22,359,623
7/24	$19,777,816	$16,775,142	$21,979,275
8/24	$20,017,863	$17,182,051	$22,437,058
9/24	$20,195,289	$17,549,010	$23,072,712

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	28.92%	14.90%	14.97%
S&P 500®IndexFootnote Reference2	36.35%	15.96%	13.37%
Russell 1000® Growth Index	42.19%	19.72%	16.51%

AssetsNet	$ 1,219,176,048
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 7,424,694
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,219,176,048
# of Portfolio Holdings	24
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$7,424,694

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.4%
Short-Term Investments	3.4%
Real Estate	4.4%
Consumer Discretionary	4.6%
Industrials	6.8%
Communication Services	7.0%
Materials	7.9%
Health Care	16.7%
Information Technology	23.2%
Financials	24.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	8.1%
Alphabet, Inc., Class C	7.0%
Microsoft Corp.	6.4%
Danaher Corp.	6.2%
Thermo Fisher Scientific, Inc.	6.1%
Mastercard, Inc., Class A	5.5%
S&P Global, Inc.	5.1%
TJX Cos., Inc.	4.6%
American Tower Corp.	4.4%
Zoetis, Inc.	4.4%
Total	57.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000108310
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class A
Trading Symbol	ESEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.05%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ An overweight position in digital payments firm Global Payments, Inc. fell in value as it reported disappointing profit margins and low earnings projections

↓ Though financial holding company White Mountains Insurance Group’s stock performed well, it lagged the Index and an overweight position hurt relative returns

↓ An overweight position in specialty insurance provider Markel Group, Inc. underperformed the Index due to weak earnings growth and earnings volatility

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value driven by strong client retention and the upselling of value-added services

↑ An overweight position in financial technology services provider Fiserv, Inc. rose in value on sales growth driven by resilient demand across its client base

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ An overweight position in technology consultant Gartner, Inc. rose in value on strong earnings growth driven by demand for its research and advisory services

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 1000® Index
9/14	$9,475	$10,000
10/14	$9,837	$10,244
11/14	$10,285	$10,513
12/14	$10,394	$10,488
1/15	$10,089	$10,200
2/15	$10,649	$10,789
3/15	$10,617	$10,655
4/15	$10,419	$10,731
5/15	$10,624	$10,871
6/15	$10,537	$10,667
7/15	$10,866	$10,873
8/15	$10,307	$10,219
9/15	$10,139	$9,939
10/15	$10,848	$10,743
11/15	$10,959	$10,778
12/15	$10,662	$10,584
1/16	$10,238	$10,015
2/16	$10,321	$10,011
3/16	$10,982	$10,709
4/16	$10,950	$10,767
5/16	$11,078	$10,955
6/16	$10,976	$10,980
7/16	$11,290	$11,398
8/16	$11,296	$11,414
9/16	$11,277	$11,423
10/16	$10,867	$11,200
11/16	$11,174	$11,641
12/16	$11,260	$11,860
1/17	$11,581	$12,099
2/17	$12,120	$12,567
3/17	$12,075	$12,575
4/17	$12,235	$12,708
5/17	$12,427	$12,870
6/17	$12,504	$12,960
7/17	$12,626	$13,217
8/17	$12,594	$13,258
9/17	$12,819	$13,540
10/17	$13,126	$13,851
11/17	$13,467	$14,273
12/17	$13,453	$14,432
1/18	$14,001	$15,225
2/18	$13,564	$14,666
3/18	$13,434	$14,333
4/18	$13,493	$14,381
5/18	$13,538	$14,749
6/18	$13,721	$14,844
7/18	$14,411	$15,356
8/18	$14,829	$15,885
9/18	$15,024	$15,946
10/18	$14,118	$14,817
11/18	$14,555	$15,119
12/18	$13,368	$13,742
1/19	$14,491	$14,893
2/19	$15,082	$15,398
3/19	$15,531	$15,666
4/19	$15,973	$16,298
5/19	$15,789	$15,260
6/19	$16,823	$16,331
7/19	$17,278	$16,585
8/19	$17,618	$16,281
9/19	$17,462	$16,563
10/19	$17,646	$16,914
11/19	$18,285	$17,553
12/19	$18,467	$18,060
1/20	$18,659	$18,080
2/20	$17,396	$16,602
3/20	$15,233	$14,408
4/20	$16,812	$16,312
5/20	$17,629	$17,173
6/20	$17,231	$17,553
7/20	$18,014	$18,581
8/20	$18,728	$19,944
9/20	$18,515	$19,215
10/20	$18,398	$18,752
11/20	$20,519	$20,960
12/20	$21,336	$21,846
1/21	$20,308	$21,666
2/21	$21,493	$22,294
3/21	$22,160	$23,138
4/21	$23,720	$24,384
5/21	$23,316	$24,499
6/21	$23,323	$25,113
7/21	$24,132	$25,635
8/21	$24,472	$26,377
9/21	$23,202	$25,165
10/21	$23,841	$26,911
11/21	$22,904	$26,550
12/21	$24,583	$27,626
1/22	$23,255	$26,068
2/22	$22,579	$25,353
3/22	$23,369	$26,208
4/22	$21,858	$23,872
5/22	$21,797	$23,836
6/22	$19,967	$21,840
7/22	$21,653	$23,874
8/22	$21,083	$22,957
9/22	$19,459	$20,833
10/22	$21,000	$22,504
11/22	$22,237	$23,721
12/22	$21,563	$22,342
1/23	$22,816	$23,840
2/23	$21,992	$23,272
3/23	$22,194	$24,009
4/23	$22,533	$24,306
5/23	$22,121	$24,419
6/23	$23,519	$26,069
7/23	$24,238	$26,965
8/23	$24,674	$26,493
9/23	$23,341	$25,248
10/23	$22,501	$24,638
11/23	$24,811	$26,939
12/23	$25,994	$28,269
1/24	$26,483	$28,663
2/24	$27,604	$30,211
3/24	$28,301	$31,180
4/24	$26,890	$29,853
5/24	$27,330	$31,259
6/24	$27,662	$32,293
7/24	$28,732	$32,763
8/24	$29,554	$33,540
9/24	$29,482	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	26.33%	11.04%	12.01%
Class A with 5.25% Maximum Sales Charge	19.71%	9.85%	11.41%
Russell 1000® Index	35.68%	15.62%	13.09%

AssetsNet	$ 807,302,433
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,260,896
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$807,302,433
# of Portfolio Holdings	29
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,260,896

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.3%
Short-Term Investments	1.9%
Communication Services	6.3%
Materials	6.9%
Industrials	7.9%
Health Care	11.1%
Consumer Discretionary	14.3%
Information Technology	21.9%
Financials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	6.6%
TJX Cos., Inc.	6.5%
Alphabet, Inc., Class C	6.3%
GoDaddy, Inc., Class A	5.8%
CDW Corp.	5.4%
Gartner, Inc.	5.2%
Markel Group, Inc.	4.5%
Ross Stores, Inc.	4.1%
Martin Marietta Materials, Inc.	3.8%
Total	56.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000108311
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class C
Trading Symbol	ESECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.80%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ An overweight position in digital payments firm Global Payments, Inc. fell in value as it reported disappointing profit margins and low earnings projections

↓ Though financial holding company White Mountains Insurance Group’s stock performed well, it lagged the Index and an overweight position hurt relative returns

↓ An overweight position in specialty insurance provider Markel Group, Inc. underperformed the Index due to weak earnings growth and earnings volatility

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value driven by strong client retention and the upselling of value-added services

↑ An overweight position in financial technology services provider Fiserv, Inc. rose in value on sales growth driven by resilient demand across its client base

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ An overweight position in technology consultant Gartner, Inc. rose in value on strong earnings growth driven by demand for its research and advisory services

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index
9/14	$10,000	$10,000
10/14	$10,373	$10,244
11/14	$10,838	$10,513
12/14	$10,948	$10,488
1/15	$10,617	$10,200
2/15	$11,207	$10,789
3/15	$11,161	$10,655
4/15	$10,948	$10,731
5/15	$11,154	$10,871
6/15	$11,061	$10,667
7/15	$11,399	$10,873
8/15	$10,802	$10,219
9/15	$10,616	$9,939
10/15	$11,360	$10,743
11/15	$11,466	$10,778
12/15	$11,147	$10,584
1/16	$10,695	$10,015
2/16	$10,777	$10,011
3/16	$11,463	$10,709
4/16	$11,422	$10,767
5/16	$11,552	$10,955
6/16	$11,428	$10,980
7/16	$11,757	$11,398
8/16	$11,751	$11,414
9/16	$11,730	$11,423
10/16	$11,291	$11,200
11/16	$11,600	$11,641
12/16	$11,684	$11,860
1/17	$12,013	$12,099
2/17	$12,562	$12,567
3/17	$12,507	$12,575
4/17	$12,665	$12,708
5/17	$12,857	$12,870
6/17	$12,925	$12,960
7/17	$13,042	$13,217
8/17	$13,007	$13,258
9/17	$13,227	$13,540
10/17	$13,542	$13,851
11/17	$13,878	$14,273
12/17	$13,857	$14,432
1/18	$14,415	$15,225
2/18	$13,955	$14,666
3/18	$13,808	$14,333
4/18	$13,864	$14,381
5/18	$13,906	$14,749
6/18	$14,080	$14,844
7/18	$14,777	$15,356
8/18	$15,202	$15,885
9/18	$15,391	$15,946
10/18	$14,457	$14,817
11/18	$14,896	$15,119
12/18	$13,669	$13,742
1/19	$14,806	$14,893
2/19	$15,403	$15,398
3/19	$15,848	$15,666
4/19	$16,292	$16,298
5/19	$16,096	$15,260
6/19	$17,137	$16,331
7/19	$17,596	$16,585
8/19	$17,924	$16,281
9/19	$17,749	$16,563
10/19	$17,924	$16,914
11/19	$18,565	$17,553
12/19	$18,738	$18,060
1/20	$18,922	$18,080
2/20	$17,633	$16,602
3/20	$15,425	$14,408
4/20	$17,015	$16,312
5/20	$17,832	$17,173
6/20	$17,420	$17,553
7/20	$18,200	$18,581
8/20	$18,914	$19,944
9/20	$18,686	$19,215
10/20	$18,554	$18,752
11/20	$20,681	$20,960
12/20	$21,498	$21,846
1/21	$20,446	$21,666
2/21	$21,621	$22,294
3/21	$22,276	$23,138
4/21	$23,831	$24,384
5/21	$23,412	$24,499
6/21	$23,405	$25,113
7/21	$24,205	$25,635
8/21	$24,533	$26,377
9/21	$23,237	$25,165
10/21	$23,870	$26,911
11/21	$22,917	$26,550
12/21	$24,575	$27,626
1/22	$23,238	$26,068
2/22	$22,541	$25,353
3/22	$23,320	$26,208
4/22	$21,803	$23,872
5/22	$21,729	$23,836
6/22	$19,893	$21,840
7/22	$21,549	$23,874
8/22	$20,975	$22,957
9/22	$19,351	$20,833
10/22	$20,860	$22,504
11/22	$22,082	$23,721
12/22	$21,394	$22,342
1/23	$22,632	$23,840
2/23	$21,798	$23,272
3/23	$21,982	$24,009
4/23	$22,307	$24,306
5/23	$21,886	$24,419
6/23	$23,246	$26,069
7/23	$23,948	$26,965
8/23	$24,360	$26,493
9/23	$23,026	$25,248
10/23	$22,193	$24,638
11/23	$24,457	$26,939
12/23	$25,600	$28,269
1/24	$26,061	$28,663
2/24	$27,155	$30,211
3/24	$27,824	$31,180
4/24	$26,414	$29,853
5/24	$26,830	$31,259
6/24	$27,137	$32,293
7/24	$28,177	$32,763
8/24	$28,963	$33,540
9/24	$29,324	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	25.43%	10.21%	11.35%
Class C with 1% Maximum Deferred Sales Charge	24.43%	10.21%	11.35%
Russell 1000® Index	35.68%	15.62%	13.09%

AssetsNet	$ 807,302,433
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,260,896
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$807,302,433
# of Portfolio Holdings	29
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,260,896

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.3%
Short-Term Investments	1.9%
Communication Services	6.3%
Materials	6.9%
Industrials	7.9%
Health Care	11.1%
Consumer Discretionary	14.3%
Information Technology	21.9%
Financials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	6.6%
TJX Cos., Inc.	6.5%
Alphabet, Inc., Class C	6.3%
GoDaddy, Inc., Class A	5.8%
CDW Corp.	5.4%
Gartner, Inc.	5.2%
Markel Group, Inc.	4.5%
Ross Stores, Inc.	4.1%
Martin Marietta Materials, Inc.	3.8%
Total	56.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000108312
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class I
Trading Symbol	ESEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ An overweight position in digital payments firm Global Payments, Inc. fell in value as it reported disappointing profit margins and low earnings projections

↓ Though financial holding company White Mountains Insurance Group’s stock performed well, it lagged the Index and an overweight position hurt relative returns

↓ An overweight position in specialty insurance provider Markel Group, Inc. underperformed the Index due to weak earnings growth and earnings volatility

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value driven by strong client retention and the upselling of value-added services

↑ An overweight position in financial technology services provider Fiserv, Inc. rose in value on sales growth driven by resilient demand across its client base

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ An overweight position in technology consultant Gartner, Inc. rose in value on strong earnings growth driven by demand for its research and advisory services

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 1000® Index
9/14	$1,000,000	$1,000,000
10/14	$1,038,015	$1,024,439
11/14	$1,085,696	$1,051,260
12/14	$1,097,172	$1,048,811
1/15	$1,065,190	$1,020,003
2/15	$1,125,238	$1,078,939
3/15	$1,121,975	$1,065,504
4/15	$1,101,082	$1,073,068
5/15	$1,122,624	$1,087,106
6/15	$1,114,148	$1,066,712
7/15	$1,149,387	$1,087,273
8/15	$1,089,994	$1,021,870
9/15	$1,072,367	$993,863
10/15	$1,148,074	$1,074,275
11/15	$1,160,465	$1,077,824
12/15	$1,129,173	$1,058,434
1/16	$1,084,036	$1,001,464
2/16	$1,092,787	$1,001,121
3/16	$1,163,523	$1,070,860
4/16	$1,160,157	$1,076,683
5/16	$1,174,305	$1,095,538
6/16	$1,162,845	$1,098,019
7/16	$1,197,196	$1,139,847
8/16	$1,197,877	$1,141,362
9/16	$1,196,531	$1,142,265
10/16	$1,152,732	$1,119,991
11/16	$1,185,737	$1,164,145
12/16	$1,195,376	$1,186,015
1/17	$1,229,746	$1,209,864
2/17	$1,286,359	$1,256,696
3/17	$1,282,305	$1,257,490
4/17	$1,299,835	$1,270,784
5/17	$1,320,041	$1,287,003
6/17	$1,328,789	$1,295,989
7/17	$1,341,594	$1,321,654
8/17	$1,338,898	$1,325,788
9/17	$1,363,152	$1,354,021
10/17	$1,396,183	$1,385,077
11/17	$1,432,584	$1,427,316
12/17	$1,431,175	$1,443,228
1/18	$1,490,037	$1,522,451
2/18	$1,443,502	$1,466,557
3/18	$1,429,818	$1,433,270
4/18	$1,436,669	$1,438,141
5/18	$1,442,153	$1,474,851
6/18	$1,461,322	$1,484,388
7/18	$1,535,231	$1,535,617
8/18	$1,580,399	$1,588,530
9/18	$1,601,625	$1,594,562
10/18	$1,505,800	$1,481,726
11/18	$1,552,358	$1,511,880
12/18	$1,426,462	$1,374,182
1/19	$1,545,631	$1,489,343
2/19	$1,609,139	$1,539,770
3/19	$1,657,667	$1,566,577
4/19	$1,705,486	$1,629,842
5/19	$1,686,218	$1,525,981
6/19	$1,796,822	$1,633,111
7/19	$1,846,057	$1,658,473
8/19	$1,882,459	$1,628,098
9/19	$1,866,070	$1,656,318
10/19	$1,886,055	$1,691,421
11/19	$1,954,572	$1,755,343
12/19	$1,975,060	$1,806,034
1/20	$1,995,963	$1,807,984
2/20	$1,861,263	$1,660,241
3/20	$1,630,059	$1,440,841
4/20	$1,799,326	$1,631,237
5/20	$1,887,203	$1,717,304
6/20	$1,844,707	$1,755,280
7/20	$1,928,971	$1,858,062
8/20	$2,006,028	$1,994,438
9/20	$1,983,718	$1,921,546
10/20	$1,971,483	$1,875,208
11/20	$2,199,799	$2,096,028
12/20	$2,287,782	$2,184,639
1/21	$2,177,649	$2,166,646
2/21	$2,304,892	$2,229,436
3/21	$2,377,068	$2,313,806
4/21	$2,545,219	$2,438,359
5/21	$2,502,048	$2,449,934
6/21	$2,503,506	$2,511,323
7/21	$2,591,324	$2,563,492
8/21	$2,628,524	$2,637,686
9/21	$2,492,373	$2,516,526
10/21	$2,561,564	$2,691,141
11/21	$2,461,869	$2,655,041
12/21	$2,642,447	$2,762,584
1/22	$2,500,192	$2,606,829
2/22	$2,427,078	$2,535,294
3/22	$2,513,702	$2,620,848
4/22	$2,351,579	$2,387,225
5/22	$2,345,221	$2,383,596
6/22	$2,148,925	$2,183,970
7/22	$2,330,122	$2,387,384
8/22	$2,270,518	$2,295,717
9/22	$2,095,679	$2,083,300
10/22	$2,261,776	$2,250,381
11/22	$2,395,289	$2,372,122
12/22	$2,323,164	$2,234,187
1/23	$2,459,076	$2,383,978
2/23	$2,371,282	$2,327,249
3/23	$2,393,231	$2,400,868
4/23	$2,429,530	$2,430,617
5/23	$2,386,477	$2,441,938
6/23	$2,536,740	$2,606,861
7/23	$2,615,248	$2,696,507
8/23	$2,662,522	$2,649,337
9/23	$2,519,857	$2,524,828
10/23	$2,429,530	$2,463,805
11/23	$2,680,249	$2,693,913
12/23	$2,808,013	$2,826,900
1/24	$2,860,864	$2,866,324
2/24	$2,983,026	$3,021,109
3/24	$3,059,270	$3,117,957
4/24	$2,906,783	$2,985,281
5/24	$2,955,302	$3,125,857
6/24	$2,991,691	$3,229,313
7/24	$3,107,789	$3,276,309
8/24	$3,197,895	$3,353,969
9/24	$3,191,725	$3,425,682

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	26.67%	11.32%	12.30%
Russell 1000® Index	35.68%	15.62%	13.09%

AssetsNet	$ 807,302,433
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,260,896
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$807,302,433
# of Portfolio Holdings	29
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,260,896

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.3%
Short-Term Investments	1.9%
Communication Services	6.3%
Materials	6.9%
Industrials	7.9%
Health Care	11.1%
Consumer Discretionary	14.3%
Information Technology	21.9%
Financials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	6.6%
TJX Cos., Inc.	6.5%
Alphabet, Inc., Class C	6.3%
GoDaddy, Inc., Class A	5.8%
CDW Corp.	5.4%
Gartner, Inc.	5.2%
Markel Group, Inc.	4.5%
Ross Stores, Inc.	4.1%
Martin Marietta Materials, Inc.	3.8%
Total	56.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000181782
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class R6
Trading Symbol	ESERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ An overweight position in digital payments firm Global Payments, Inc. fell in value as it reported disappointing profit margins and low earnings projections

↓ Though financial holding company White Mountains Insurance Group’s stock performed well, it lagged the Index and an overweight position hurt relative returns

↓ An overweight position in specialty insurance provider Markel Group, Inc. underperformed the Index due to weak earnings growth and earnings volatility

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value driven by strong client retention and the upselling of value-added services

↑ An overweight position in financial technology services provider Fiserv, Inc. rose in value on sales growth driven by resilient demand across its client base

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ An overweight position in technology consultant Gartner, Inc. rose in value on strong earnings growth driven by demand for its research and advisory services

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index
9/14	$5,000,000	$5,000,000
10/14	$5,190,077	$5,122,197
11/14	$5,428,479	$5,256,301
12/14	$5,485,861	$5,244,055
1/15	$5,325,952	$5,100,015
2/15	$5,626,190	$5,394,697
3/15	$5,609,873	$5,327,519
4/15	$5,505,408	$5,365,338
5/15	$5,613,118	$5,435,531
6/15	$5,570,738	$5,333,562
7/15	$5,746,935	$5,436,367
8/15	$5,449,969	$5,109,352
9/15	$5,361,835	$4,969,316
10/15	$5,740,368	$5,371,377
11/15	$5,802,324	$5,389,121
12/15	$5,645,866	$5,292,168
1/16	$5,420,178	$5,007,322
2/16	$5,463,935	$5,005,604
3/16	$5,817,616	$5,354,298
4/16	$5,800,785	$5,383,416
5/16	$5,871,525	$5,477,689
6/16	$5,814,223	$5,490,094
7/16	$5,985,978	$5,699,236
8/16	$5,989,387	$5,706,808
9/16	$5,982,653	$5,711,324
10/16	$5,763,662	$5,599,953
11/16	$5,928,687	$5,820,723
12/16	$5,976,880	$5,930,076
1/17	$6,148,730	$6,049,322
2/17	$6,435,166	$6,283,479
3/17	$6,411,579	$6,287,449
4/17	$6,499,226	$6,353,922
5/17	$6,603,630	$6,435,013
6/17	$6,644,007	$6,479,944
7/17	$6,711,399	$6,608,269
8/17	$6,697,948	$6,628,940
9/17	$6,815,895	$6,770,105
10/17	$6,984,421	$6,925,383
11/17	$7,166,320	$7,136,580
12/17	$7,159,402	$7,216,139
1/18	$7,457,117	$7,612,256
2/18	$7,224,464	$7,332,785
3/18	$7,156,031	$7,166,348
4/18	$7,190,253	$7,190,705
5/18	$7,217,573	$7,374,255
6/18	$7,313,422	$7,421,942
7/18	$7,683,099	$7,678,084
8/18	$7,908,895	$7,942,650
9/18	$8,014,928	$7,972,811
10/18	$7,535,892	$7,408,628
11/18	$7,771,986	$7,559,398
12/18	$7,138,872	$6,870,911
1/19	$7,738,236	$7,446,716
2/19	$8,055,723	$7,698,850
3/19	$8,298,326	$7,832,884
4/19	$8,537,306	$8,149,208
5/19	$8,441,071	$7,629,906
6/19	$8,997,534	$8,165,557
7/19	$9,243,683	$8,292,367
8/19	$9,425,598	$8,140,488
9/19	$9,343,515	$8,281,591
10/19	$9,443,529	$8,457,106
11/19	$9,786,121	$8,776,713
12/19	$9,888,343	$9,030,172
1/20	$9,992,880	$9,039,919
2/20	$9,319,476	$8,301,203
3/20	$8,163,571	$7,204,204
4/20	$9,009,784	$8,156,187
5/20	$9,452,705	$8,586,519
6/20	$9,240,186	$8,776,399
7/20	$9,661,464	$9,290,310
8/20	$10,050,449	$9,972,192
9/20	$9,938,692	$9,607,730
10/20	$9,877,507	$9,376,042
11/20	$11,018,889	$10,480,138
12/20	$11,462,591	$10,923,193
1/21	$10,911,993	$10,833,229
2/21	$11,551,632	$11,147,182
3/21	$11,908,761	$11,569,029
4/21	$12,752,815	$12,191,796
5/21	$12,537,098	$12,249,671
6/21	$12,548,345	$12,556,614
7/21	$12,987,022	$12,817,462
8/21	$13,172,976	$13,188,430
9/21	$12,488,665	$12,582,631
10/21	$12,838,259	$13,455,705
11/21	$12,336,183	$13,275,204
12/21	$13,242,373	$13,812,922
1/22	$12,531,400	$13,034,145
2/22	$12,165,983	$12,676,471
3/22	$12,598,922	$13,104,242
4/22	$11,788,651	$11,936,123
5/22	$11,756,876	$11,917,980
6/22	$10,771,840	$10,919,848
7/22	$11,681,409	$11,936,918
8/22	$11,383,515	$11,478,585
9/22	$10,505,722	$10,416,501
10/22	$11,339,824	$11,251,906
11/22	$12,011,078	$11,860,608
12/22	$11,650,906	$11,170,935
1/23	$12,330,050	$11,919,888
2/23	$11,891,348	$11,636,247
3/23	$12,001,024	$12,004,339
4/23	$12,186,628	$12,153,085
5/23	$11,967,277	$12,209,690
6/23	$12,722,351	$13,034,306
7/23	$13,118,869	$13,482,533
8/23	$13,355,093	$13,246,684
9/23	$12,637,985	$12,624,140
10/23	$12,186,628	$12,319,025
11/23	$13,443,677	$13,469,565
12/23	$14,086,402	$14,134,500
1/24	$14,354,797	$14,331,619
2/24	$14,965,179	$15,105,546
3/24	$15,346,126	$15,589,787
4/24	$14,584,231	$14,926,406
5/24	$14,826,652	$15,629,285
6/24	$15,008,468	$16,146,566
7/24	$15,597,205	$16,381,545
8/24	$16,047,416	$16,769,843
9/24	$16,018,101	$17,128,412

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	26.74%	11.37%	12.34%
Russell 1000® Index	35.68%	15.62%	13.09%

AssetsNet	$ 807,302,433
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,260,896
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$807,302,433
# of Portfolio Holdings	29
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,260,896

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.3%
Short-Term Investments	1.9%
Communication Services	6.3%
Materials	6.9%
Industrials	7.9%
Health Care	11.1%
Consumer Discretionary	14.3%
Information Technology	21.9%
Financials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	6.6%
TJX Cos., Inc.	6.5%
Alphabet, Inc., Class C	6.3%
GoDaddy, Inc., Class A	5.8%
CDW Corp.	5.4%
Gartner, Inc.	5.2%
Markel Group, Inc.	4.5%
Ross Stores, Inc.	4.1%
Martin Marietta Materials, Inc.	3.8%
Total	56.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122